As filed with the Securities and Exchange Commission on February 16, 2007

                                            1933 Act Registration No. 333-139828

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [  X  ]

      Pre-Effective Amendment No.
                                  -------------------     --------------

      Post-Effective Amendment No.                              1
                                  -------------------     --------------


                                   FORUM FUNDS
                -------------------------------------------------
               (Exact name of registrant as specified in charter)
                               Two Portland Square
                              Portland, Maine 04101
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (207) 879-1900

                                DAVID M. WHITAKER
                          Citigroup Fund Services, LLC
                               Two Portland Square
                              Portland, Maine 04101
                     (Name and Address of Agent for Service)

                                   Copies to:

                          FRANCINE J. ROSENBERGER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street, NW
                           Washington, D.C. 20006-1601

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

This Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

Title of securities being offered: Shares of beneficial interest of Payson Total Return Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                                   Forum Funds
                                   -----------

                 Contents of Registration Statement on Form N-14



This Registration Statement consists of the following papers and documents.

         Cover Sheet

         Letter to Shareholders

         Notice of Special Meeting

         Part A   -        Combined Prospectus and Proxy Statement

         Part B   -        Statement of Additional Information

         Part C   -        Other Information

         Signature Page

         Exhibit Index

         Exhibits

                               PAYSON VALUE FUND
                               One Portland Square
                              Portland, Maine 04112



                                                               February 15, 2007
Dear Valued Shareholder:

On March 22, 2007, a special meeting of shareholders of the Payson Value Fund (the "Value Fund") will be held to approve the reorganization of the Fund into the Payson Total Return Fund (the "Total Return Fund").

If the reorganization is approved, it will take effect on or about March 23, 2007. At that time, shareholders of the Value Fund will automatically become shareholders of the Total Return Fund, receiving shares of the Total Return Fund having an aggregate net asset value equal to the shareholder's investment in the Value Fund.

The Board of Trustees recommends approval of the reorganization. The Board believes that the reorganization will benefit the Value Fund and its shareholders as a result of the lower fees and expenses of the Total Return Fund. Further, the reorganization is not expected to result directly in any tax consequences or changes in account values for shareholders. No sales load, commission or other fee will be imposed on shareholders in connection with the tax-free exchange of their shares.

Detailed information about the reorganization is contained in the enclosed materials. Please read the enclosed materials carefully before you vote. They contain information important for your decision-making process.

Whether or not you plan to attend the meeting in person, your vote is needed. ONCE YOU HAVE DECIDED HOW YOU WILL VOTE, PLEASE PROMPTLY COMPLETE, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD(S) OR VOTE BY TELEPHONE OR INTERNET USING THE INSTRUCTIONS SHOWN ON THE PROXY CARD(S). You may receive more than one set of proxy materials if you hold shares in more than one account. Please be sure to vote each proxy card you receive. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from H.M. Payson & Co. reminding you to vote your shares.

If you have any questions about the proposals or the voting instructions please call the Value Fund, toll-free at (800) 805-8258.


Sincerely,

/s/ David M. Whitaker
---------------------
David M. Whitaker
Secretary

                              QUESTIONS AND ANSWERS

Q.    WHAT IS HAPPENING?  WHY DID I GET THIS DOCUMENT?

A. Payson Value Fund (the "Value Fund") is conducting a Special Meeting of Shareholders scheduled to be held on Thursday, March 22, 2007 to vote on the proposed reorganization of the Value Fund into Payson Total Return Fund (the "Total Return Fund"). You are receiving this document because as of January 24, 2007, you were a shareholder of the Value Fund and are entitled to vote your shares of the Value Fund at the meeting.

Q.    WHAT IS THIS DOCUMENT?

A. This document is a proxy statement for the Value Fund, and a prospectus for the Total Return Fund. This Combined Proxy Statement and Prospectus contains information the shareholders of the Value Fund should know before voting on the proposed reorganization. You should retain this document for future reference.

Q.    HOW WILL THIS AFFECT ME AS A SHAREHOLDER?

A. If approved, shareholders of the Value Fund will become shareholders of the Total Return Fund. No sales charges or other fees will be imposed in connection with the reorganization. The procedures for purchasing, redeeming and exchanging shares are the same. Please refer to the discussion under "Comparison of Principal Risks" outlining the risks related to investment in each Fund.

Q.    AFTER THE REORGANIZATION, WILL I OWN THE SAME NUMBER OF SHARES?

A. The aggregate value of your investment will not change as a result of the reorganization. It is likely, however that the number of shares you own will change because your shares will be exchanged at the net asset value per share of the Total Return Fund, which will probably be different from the net asset value per share of the Value Fund.

Q.    WHAT IF I ALSO OWN SHARES OF THE TOTAL RETURN FUND?

A. If you own shares of both the Total Return Fund and the Value Fund, the shares exchanged in this reorganization will be added to your existing account so long as your account in each fund has the same account number.

Q.    WILL MY EXPENSES INCREASE PURSUANT TO THE REORGANIZATION?

A.    No.   One of the benefits of the reorganization is that the  Total  Return
Fund has lower total annual operating expenses than the Value Fund.

Q.    WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

A. The reorganization is expected to be a tax-free transaction for federal income tax purposes.

Q.    HOW DOES THE BOARD OF TRUSTEES RECOMMEND THAT I VOTE?

A. The Board unanimously recommends that shareholders of the Value Fund vote "FOR" the reorganization.

Q.    WHO IS PAYING THE COSTS OF THE REORGANIZATION?

A.    H.M. Payson & Co., the investment manager to the Value Fund, has agreed to
pay the costs associated with the reorganization.   The Value Fund will not bear
any of these costs.

Q.    HOW DO I VOTE MY SHARES?

A. You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card(s).

IF YOU HAVE ANY QUESTIONS, PLEASE CALL THE VALUE FUND , TOLL-FREE AT (800) 805-8258.

                                PAYSON VALUE FUND

                               One Portland Square
                              Portland, Maine 04112


                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD ON MARCH 22, 2007

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders of Payson Value Fund will be held at the offices of Citigroup Fund Services, LLC at Two Portland Square, Portland ME 04101 on March 22, 2007, at 2:00 p.m., Eastern Time, for the following purposes:

      1. Shareholders of the Payson Value Fund (the "Value Fund") will be asked to consider and approve a Plan of Reorganization and Termination, which provides for the reorganization of the Value Fund into Payson Total Return Fund.

      2. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes, or any adjournments thereof.

Shareholders of record as of the close of business on January 24, 2007 are entitled to notice of, and to vote at, the Special Meeting or any adjournment of the Special Meeting.

We request that you execute and return promptly in the enclosed envelope the accompanying proxy, which is being solicited by the Board of Trustees. Your vote is important for the purpose of ensuring a quorum at the Special Meeting. You may revoke your proxy at any time before it is exercised by executing and submitting a revised proxy, by giving written notice of revocation to the Secretary of the Trust or by voting in person at the Special Meeting.


By order of the Board of Trustees,


/s/ David M. Whitaker
---------------------
David M. Whitaker
Secretary

February 19, 2007

                     COMBINED PROXY STATEMENT AND PROSPECTUS
                            DATED: FEBRUARY 15, 2007
                      _____________________________________

                                PAYSON VALUE FUND

                            PAYSON TOTAL RETURN FUND

                      _____________________________________

                               One Portland Square
                              Portland, Maine 04112
                                 (800) 805 -8258
                      _____________________________________

This is a Proxy Statement for Payson Value Fund (the "Value Fund"), a series of Forum Funds (the "Trust"), which is a statutory trust organized under the laws of the State of Delaware and registered with the U.S. Securities and Exchange Commission ("SEC") as an open-end management investment company. This also is a Prospectus for Payson Total Return Fund (the "Total Return Fund"), also a series of the Trust.

This Combined Proxy Statement and Prospectus (the "Proxy Statement/Prospectus") is being sent to shareholders of the Value Fund in connection with the solicitation of proxies by the Board of Trustees of the Trust ("Board" or "Board of Trustees"), on behalf of the Value Fund, to be used at a Special Meeting of Shareholders of the Value Fund to be held at the offices of Citigroup Fund Services, LLC located at Two Portland Square, Portland, ME 04101 on March 22, 2007 at 2:00 p.m. Eastern Time, and any adjournments thereof (the "Meeting"). Copies of the Proxy Statement/Prospectus were made available to the shareholders of the Value Fund beginning on or about February 15, 2007.

The matters that the Board expects will come before the Meeting, and that shareholders will be entitled to vote, are as follows:

      1. To consider and approve a Plan of Reorganization and Termination (the "Reorganization Plan"), which provides for the reorganization of the Value Fund into the Total Return Fund (the "Reorganization").

      2. Transact any other business, not currently contemplated, that may properly come before the Special Meeting, in the discretion of the proxies or their substitutes, or any adjournments thereof.

On the closing date of the Reorganization contemplated by the Reorganization Plan, each shareholder of the Value Fund will receive the shares of the Total Return Fund equal to the value of the shareholder's shares in the Value Fund on the closing date. The Reorganization is expected to close on or about March 23, 2007 ("Closing Date").

This Proxy Statement/Prospectus sets forth important information that you should know before voting on the proposal regarding the Reorganization Plan. You should read and retain this Prospectus/Proxy Statement for future reference. The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

   1. Prospectus and Statement of Additional Information, each dated August 1, 2006 of the Value Fund and the Total Return Fund (File nos. 002-67052, 811-03023), which contain additional information regarding both funds.

   2. A Statement of Additional Information of the Total Return Fund related to the Proxy Statement/Prospectus, dated February 15, 2007, which contains additional information regarding the Reorganization.

We will send a copy of the Total Return Fund's prospectus with this Proxy Statement/Prospectus. Copies of any of the above documents are available upon request, without charge, by calling (800) 805-8258 or by writing to Payson Value Fund, Payson Total Return Fund, P.O. Box 446, Portland, Maine 04112.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROXY STATEMENT/PROSPECTUS, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO  PERSON  HAS  BEEN  AUTHORIZED  TO  GIVE  ANY  INFORMATION  OR  TO  MAKE  ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE VALUE FUND OR THE TOTAL RETURN FUND.

                                TABLE OF CONTENTS

Table of Contents.........................................................iii

ABOUT THE REORGANIZATION..................................................1

     APPROVAL OF THE REORGANIZATION PLAN..................................2
     Comparison of Investment Objectives, Strategies and Policies.........3
     Comparison of Investment Adviser's Investment Process................4
     Comparison of Investment Restriction and Limitations.................5
     Comparison of Principal Risks........................................5
     Comparison of Fees and Expenses......................................7
     Example of Fund Expenses.............................................7
     Comparative Performance Information..................................8
     Capitalization.......................................................9
     Board's Recommendation to Value Fund Shareholders....................10
     Plan of Reorganization and Termination...............................10
     Reasons for Proposed Reorganization..................................11
     Description of the Securities to be Issued...........................13
     Federal Income Tax Considerations....................................13

ADDITIONAL INFORMATION....................................................14
     Investment Adviser...................................................14
     Valuation of Shares..................................................14
     Limitations on Frequent Purchases....................................15
     Disclosure of Portfolio Holdings.....................................15

OTHER INFORMATION.........................................................15
     Legal Matters........................................................15
     Other Business.......................................................15
     Additional Information...............................................16

FINANCIAL HIGHLIGHTS......................................................16

VOTING INFORMATION........................................................16
     Required Shareholder Vote............................................16
     Record Date, Quorum, Tabulation and Adjournment......................16
     Solicitation of Proxies..............................................17
     Revocation of Proxies................................................18

APPENDIX A - PLAN OF REORGANIZATION AND TERMINATION.......................A-1

APPENDIX B  - FINANCIAL HIGHLIGHTS........................................B-1

APPENDIX C  - PURCHASE, EXCHANGE REDEMPTION PROCEDURES AND
OTHER INFORMATION.........................................................C-1

                            ABOUT THE REORGANIZATION

The following is a summary of certain information relating to the proposed transaction and is qualified in its entirety by reference to the more complete information contained elsewhere in the Proxy Statement/Prospectus and the attached Appendices. Due primarily to concerns over asset levels and marketability, H.M. Payson & Co. ("H.M. Payson" or the "Adviser"), the investment adviser of the Value Fund, recommended to the Board of Trustees to reorganize the Value Fund into the Total Return Fund (each, a "Fund" and collectively, the "Funds").

After careful consideration of a number of factors, the Board of Trustees has voted to recommend to shareholders of the Value Fund the approval of the Reorganization Plan pursuant to which the Total Return Fund would acquire all of the assets of the Value Fund in exchange solely for the assumption of all the liabilities of the Value Fund and the issuance of shares of the Total Return Fund to be distributed PRO RATA by the Value Fund to its shareholders in a complete liquidation and termination of the Value Fund. As a result of the Reorganization, each shareholder of the Value Fund will become the owner of the Total Return Fund's shares having a total aggregate value equal to the total aggregate value of his or her holdings in the Value Fund on the Closing Date.

The Board, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interests of the Value Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Among other things, the Reorganization of the Value Fund would give its shareholders the opportunity to participate in a larger fund with a similar investment objective (although with somewhat different investment strategies). In addition, shareholders of the Value Fund are expected to experience a reduction in the overall operating expenses paid in connection with their investment in the Total Return Fund. See "Reasons for the Proposed Reorganization" below for further information.

As a condition to the Reorganization, the Value Fund and the Total Return Fund will receive an opinion of counsel that the Reorganization will be considered a tax-free reorganization under applicable provisions of the Internal Revenue Code, as amended (the "Code"), so that neither the Value Fund nor the Total Return Fund or their shareholders will recognize any gain or loss. Accordingly, the Funds and their shareholders will not recognize any gain or loss as a result of the Reorganization. See "Federal Income Tax Considerations" below for further information. However, sales of any of the Value Fund's assets could result in the realization of net gains that would have to be distributed, and thus, taxed to its shareholders. As a result of the Reorganization and certain Code limitations, the Value Fund will not be able to use its capital loss carryforwards prior to the expiration. The Total Return Fund's utilization of the Value Fund's capital losses will be subject to limitations in future years under the Code.

In considering whether to approve the Reorganization Plan, you should review the
proposal.   In  addition, you  should  review  the  information  in  this  Proxy
Statement/Prospectus and the Reorganization Plan generally.

                       APPROVAL OF THE REORGANIZATION PLAN

This proposal asks for the approval of the Reorganization of the Value Fund into
the Total Return  Fund.   In  considering  whether to approve this proposal, you
should note that:

    o The Value Fund seeks high total return (capital appreciation and current income). Similarly, the Total Return Fund seeks a combination of high current income and capital appreciation.

    o Each Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stock and securities convertible into common stock, which appear to be undervalued. However, the Total Return Fund also seeks to achieve its investment objective by investing in investment grade debt securities, including U.S. government, government agency and corporate obligations, and may also invest a significant portion of its total assets in cash or cash equivalents if the investment adviser is unable to find investments selling at discounts to what the investment adviser believes are their fair intrinsic value.

    o Each Fund invests primarily in common stock and convertible securities of large and medium size domestic value companies.

    o   H.M. Payson is the investment adviser of the Funds.

    o H.M. Payson has discontinued the voluntary waiver of a portion of its management fee, which will result in higher total annual expenses for both the Total Return and Value Fund. However, the impact of this increase will be diminished as a result of economies of scale expected to be achieved in connection with the Reorganization.

    o The Reorganization is expected to result in lower overall fees and expenses for shareholders of the Value Fund.

    o The Total Return Fund's total annual operating expense ratio is lower than that of the Value Fund.

    o The shareholders' interests would not be diluted by the Reorganization because the Reorganization would be effected on the basis of each participating fund's net asset value.

    o The Reorganization is expected to be a tax-free transaction. The portfolio holdings of the Value Fund are generally compatible with the Total Return Fund's investment objective and policies and, therefore, the Value Fund could transfer all or substantially all of its holdings to the Total Return Fund. If, however, the Value Fund has any assets that may not be held by the Total Return Fund, those assets will be sold before the Reorganization. The proceeds of those sales will be held in temporary investments or reinvested in assets that qualify to be held by the Total Return Fund. The possible need for the Value Fund to dispose of assets before the Reorganization could result in it selling securities at a disadvantageous time and realizing losses that otherwise would not have been realized. Alternatively, these sales could result in the Value Fund realizing gains that otherwise would not have been realized, the net proceeds of which would be included in a taxable distribution to its shareholders before the Reorganization.

          COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES
          ------------------------------------------------------------

The Value Fund and the Total Return Fund have similar investment objectives but the Total Return Fund pursues its objective in a somewhat different manner. The investment objectives, strategies and policies are described below.

H.M. Payson, the investment adviser of the Value Fund, has reviewed its current portfolio holdings and determined that those holdings generally are compatible with the Total Return Fund's investment objectives and policies. As a result, H.M. Payson believes, with respect to the Reorganization, that, if the Reorganization is approved, all or substantially all of the Value Fund's assets could be transferred to and held by the Total Return Fund.


------------------------------------------------------------------------------------------
                                 VALUE                               TOTAL RETURN
------------------------------------------------------------------------------------------
Investment               Seeks high  total  return         Seeks  a  combination  of high
Objective                (capital appreciation and         current   income  and  capital
                         current     income)    by         appreciation  by  investing in
                         investing       in      a         common  stock  and  securities
                         diversified  portfolio of         convertible into common stock,
                         common      stock     and         which     appear     to     be
                         securities    convertible         undervalued, and in investment
                         into common stock,  which         grade     debt     securities,
                         appear to be  undervalued         including   U.S.   government,
                         in the marketplace.               government      agency     and
                                                           corporate obligations.
------------------------------------------------------------------------------------------
Investment               Seeks  to   achieve   its         Same  strategy with respect to
Strategies               objective   by  investing         the  equity   portion  of  the
                         primarily in common stock         Total   Return   Fund.   Also,
                         and           convertible         invests in debt  securities of
                         securities  of large  and         any   maturity,    which   are
                         medium   size    domestic         primarily   investment  grade,
                         value  companies.   Large         including   U.S.    Government
                         size  domestic  companies         securities and corporate bonds
                         typically   have   market         and notes  issued by large and
                         capitalizations in excess         medium      size      domestic
                         of  $12  billion.  Medium         companies.  May also  invest a
                         size  domestic  companies         significant   portion  of  its
                         typically   have   market         total  assets  in cash or cash
                         capitalizations   in  the         equivalents  if its investment
                         range  of $2  billion  to         adviser   is  unable  to  find
                         $12 billion.                      investments     selling     at
                                                           discounts    to    what    the
                                                           investment   adviser  believes
                                                           are   their   fair   intrinsic
                                                           value.
------------------------------------------------------------------------------------------
Investment              H.M.  Payson  &  Co.  The          Same.
Manager                 address for H.M. Payson &
                        Co.   is   One   Portland
                        Square,   P.O.   Box  31,
                        Portland, Maine 04112.
------------------------------------------------------------------------------------------
Portfolio               John  C.  Knox,  Managing          Peter  E.  Robbins,   Managing
Managers                Director    and    Senior          Director   and   Director   of
                        Research  Analyst  of the          Research  of  the   investment
                        investment  adviser,  has          adviser,  has  been  primarily
                        been            primarily          responsible for the day-to-day
                        responsible    for    the          management   of  Payson  Total
                        day-to-day  management of          Return  Fund  since  April  1,
                        Payson  Value  Fund since          1993.  Mr.  Robbins  has  more
------------------------------------------------------------------------------------------

                                        3

------------------------------------------------------------------------------------------
                                 VALUE                               TOTAL RETURN
------------------------------------------------------------------------------------------
                        July 10,  1995.  Mr. Knox          than 23 years of experience in
                        has more than 28 years of          the  investment  industry  and
                        experience     in     the          has been  associated  with the
                        investment  industry  and          investment adviser since 1982,
                        has been  associated with          except  for  the  period  from
                        the  investment   adviser          January 1988 to October  1990.
                        since 1981. Mr. Knox is a          During   that   period,    Mr.
                        Chartered       Financial          Robbins   was   President   of
                        Analyst.                           Mariner  Capital Group, a real
                                                           estate     development     and
                                                           non-financial asset management
                                                           business.  Mr.  Robbins  is  a
                                                           Chartered Financial Analyst.

                                                           Effective  April 2, 2007, John
                                                           C. Downing will assume primary
                                                           responsibility for the day-to-
                                                           day management of Payson Total
                                                           Return Fund.  Mr. Downing is a
                                                           Managing   Director   and  the
                                                           Treasurer and Chief Compliance
                                                           Officer  of  the  Adviser.  He
                                                           began his association with the
                                                           Adviser in 1983, has more than
                                                           23  years  experience  in  the
                                                           investment    industry,    and
                                                           attained     the     Chartered
                                                           Financial Analyst  designation
                                                           in 1993.
------------------------------------------------------------------------------------------


                   COMPARISON OF ADVISER'S INVESTMENT PROCESS
                   ------------------------------------------

H.M. Payson, the Funds' investment adviser manages each Fund similarly except with respect to investments in debt securities for the Total Return Fund. For each Fund, H.M. Payson maintains a long-term, equity-oriented perspective, being much less concerned with investment performance on a quarterly or shorter basis than with real, long-term growth of income. Investment time horizon is the paramount determinant of long-term investment strategy, and each Fund has a long-term time horizon.

For each Fund, H.M. Payson uses both a quantitative and a fundamental approach to identify stocks that are undervalued compared to the company's financial condition. H.M. Payson first conducts a fundamental analysis of prospective companies to determine their near and long-term financial prospects and then uses quantitative measurements, including price/earnings ratios, price/book ratios, price/sales ratios, dividend yields and profitability, to select those stocks that appear undervalued.

For each Fund, H.M. Payson monitors the investments in a Fund's portfolio to determine if there have been any fundamental changes in the companies or issuers. H.M. Payson may sell a security if (1) the security subsequently fails to meet the H.M. Payson's initial investment criteria, (2) a more attractively priced security is found or if funds are needed for other purposes; (3) H.M. Payson believes that the security has reached its appreciation potential or (4) revised economic forecasts or interest rate outlook requires a repositioning of debt securities held by the Total Return Fund.

For each Fund, in order to respond to adverse market, economic, political or other conditions, each Fund may assume a temporary defensive position and invest, without limit, in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. When investing for temporary defensive purposes, a Fund may not achieve its investment objective.

With respect to the Total Return Fund's investment in debt securities, H.M. Payson monitors interest rate outlooks, the shape of the yield curve and other economic factors to determine an appropriate maturity profile for the investment portfolio consistent with the investment objective. In particular, H.M. Payson watches the yield spreads between higher and lower quality debt securities, between different sectors of the economy and between different types of debt securities to identify those securities that provide the highest yield at the best price.

              COMPARISON OF INVESTMENT RESTRICTIONS AND LIMITATIONS
              -----------------------------------------------------

There are no differences between the Value Fund and the Total Return Fund's investment restrictions and limitations, except as noted below. Each Fund has the same fundamental investment limitations. Fundamental investment policies may not be changed without a vote of the majority of the outstanding securities of each Fund. Each Fund also has the same non-fundamental investment limitations except that the Value Fund has the following additional limitations:

------------------------------------------------------------------------------------------
                                 VALUE                               TOTAL RETURN
------------------------------------------------------------------------------------------
Investments in           The  Value  Fund  may not         None.
Other                    invest in  securities  of
Investment               another        registered
Companies                investment       company,
                         except in connection with
                         a merger,  consolidation,
                         acquisition            or
                         reorganization;       and
                         except   that  the  Value
                         Fund may invest up to 10%
                         of its  total  assets  in
                         money  market  funds  and
                         privately-issued mortgage
                         related securities to the
                         extent  permitted  by the
                         1940 Act.
------------------------------------------------------------------------------------------
Warrants                 The  Value  Fund  may not         None.
                         invest  in  warrants  if:
                         (1)  more  than 5% of the
                         value of the  Fund's  net
                         assets  will be  invested
                         in  warrants  (valued  at
                         the   lower  of  cost  or
                         market); or (2) more than
                         2% of  the  value  of the
                         Fund's net  assets  would
                         be  invested  in warrants
                         which  are not  listed on
                         the   New   York    Stock
                         Exchange or the  American
                         Stock    Exchange.    For
                         purposes      of     this
                         limitation,      warrants
                         acquired   by  the  Value
                         Fund in units or attached
                         to securities  are deemed
                         to have no value.
------------------------------------------------------------------------------------------

Each investment restriction and limitation for the Value Fund and the Total Return Fund may be found in the Funds' statement of additional information ("SAI").

                          COMPARISON OF PRINCIPAL RISKS
                          -----------------------------

The main risks of investing in the Funds are discussed below. Investments in each Fund present risks relating to stock market risk, value company risk, medium company risk and security selection risk. In addition, the Total Return Fund has additional risks because it invests in certain investment grade debt securities.

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more you can lose. Like other investment companies, the value of each Fund's shares may be affected by its investment objective, principal investment strategies and particular risk factors. Consequently, each Fund may be subject to different principal risks. The principal risks of investing in the Funds are discussed below. However, other factors may also affect each Fund's net asset value. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value. An investment in the Funds is not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------
                                        VALUE FUND            TOTAL RETURN FUND
--------------------------------------------------------------------------------
 Stock Market Risk                           X                        X
--------------------------------------------------------------------------------
 Value Company Risk                          X                        X
--------------------------------------------------------------------------------
 Medium Company Risk                         X                        X
--------------------------------------------------------------------------------
 Security Selection Risk                     X                        X
--------------------------------------------------------------------------------
 Interest Rate Risk                                                   X
--------------------------------------------------------------------------------
 Credit Risk                                                          X
--------------------------------------------------------------------------------
 Prepayment Risk                                                      X
--------------------------------------------------------------------------------

STOCK MARKET RISK. The value of stock holdings of each Fund may decline in price because of changes in prices of those holdings or a broad stock market decline. These fluctuations could be a sustained trend or a drastic movement. The stock markets generally move in cycles, with periods of rising prices followed by periods of declining prices. The value of your investment may reflect these fluctuations.

VALUE COMPANY RISK. Investments by each Fund in value securities are subject to the risk that the market will not recognize the intrinsic value of a Fund's investments for an unexpectedly long time.

MEDIUM COMPANY RISK. Investments by each Fund in securities of medium size companies involve more significant fluctuation in the companies' security prices than the prices of larger size companies. Generally, this increased volatility is due to the fact that securities of medium size companies are traded less frequently and are less liquid than securities of large size companies. Also, there is usually less information available on medium size companies than on larger size companies.

SECURITY SELECTION RISK. Investments by each Fund are based on the judgment of the portfolio manager of the Fund. The portfolio manager may be incorrect in his assessment of the company or a security, which could adversely affect the performance of a Fund.

The Total Return Fund invests in debt securities, which involve the following risks:

INTEREST RATE RISK. As interest rates rise, the value of most debt securities falls. The longer a debt security's maturity and the lower its credit quality, the more its value typically falls in response to an increase in interest rates.

CREDIT RISK. As the financial condition of an issuer of a security deteriorates, it may default or become unable to pay interest or principal due on its securities. This risk generally increases as security credit ratings decrease.

PREPAYMENT RISK. Issuers may prepay fixed rate securities when interest rate falls, which may cause the Fund to invest in securities with lower interest rates.

                         COMPARISON OF FEES AND EXPENSES
                         -------------------------------

The following tables show the fees and expenses of the Value Fund and the Total Return Fund and the pro forma fees and expenses of the Total Return Fund after giving effect to the proposed Reorganization. Expenses for each Fund are based on the operating expenses incurred by shares of the Value Fund and Total Return Fund for the twelve month period ended September 30, 2006. The PRO FORMA of the Total Return Fund assumes that the Reorganization had been in effect for the same period.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
----------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                             VALUE      TOTAL RETURN      TOTAL RETURN
                                                                           PRO FORMA
                                                                         COMBINED FUND
----------------------------------------------------------------------------------------------------
Maximum  sales  charge  (Load)
imposed on purchases (as a percentage of
offering price)                               None         None              None
----------------------------------------------------------------------------------------------------
Maximum sales charge (Load) imposed
on reinvested distributions                   None         None              None
----------------------------------------------------------------------------------------------------
Redemption fee                                None         None              None
----------------------------------------------------------------------------------------------------
Exchange fee                                  None         None              None
----------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES  (EXPENSES  THAT  ARE  DEDUCTED FROM FUND ASSETS)(1)
-----------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                             VALUE      TOTAL RETURN      TOTAL RETURN
                                                                           PRO FORMA
                                                                         COMBINED FUND
----------------------------------------------------------------------------------------------------
Management Fees                               0.80%        0.60%             0.60%
----------------------------------------------------------------------------------------------------
Distribution and Service (12b-1) Fees         None         None              None
----------------------------------------------------------------------------------------------------
Other Expenses                                1.62%        1.36%             0.88%
----------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses          2.42%        1.96%             1.48%
----------------------------------------------------------------------------------------------------
(1) Based on amounts  incurred during a Fund's twelve month period ended September 30, 2006 stated
as a percentage of average daily net assets.

                            EXAMPLE OF FUND EXPENSES
                            ------------------------

This example can help you compare costs between the Value Fund and the Total Return Fund if the Reorganization is approved. The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Funds' expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



----------------------------------------------------------------------------------------------------
                                             VALUE      TOTAL RETURN      TOTAL RETURN
                                                                           PRO FORMA
                                                                         COMBINED FUND
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 Year 1                                        $245         $199              $151
----------------------------------------------------------------------------------------------------
 Year 3                                        $755         $615              $468
----------------------------------------------------------------------------------------------------
 Year 5                                       $1,291       $1,057             $808
----------------------------------------------------------------------------------------------------
 Year 10                                      $2,756       $2,285            $1,768
----------------------------------------------------------------------------------------------------


                       COMPARATIVE PERFORMANCE INFORMATION
                       -----------------------------------

The bar charts below give some indication of the risks of an investment in the Value Fund and the Total Return Fund by showing yearly changes in each Fund's performance and by comparing each Fund's performance with a broad measure of market performance. Both the bar chart and the tables below assume reinvestment of dividends and other distributions and include the effect of expense limitations that were in place during the period shown. Past performance (before and after taxes) is not an indication of future performance.

CALENDAR YEAR ANNUAL TOTAL RETURNS.   The  following  bar  charts illustrate the
annual total returns for each Fund's shares for the calendar years shown.


                                      VALUE

31.62%  5.79%  10.19%  7.42%  -7.57%  -26.39%  28.09%  6.53%  1.18%  13.53%
1997    1998   1999    2000   2001    2002     2003    2004   2005   2006


For the ten year period through December 31, 2006, the shares' highest quarterly return was 16.87% for the quarter ended December 31, 1998 and the lowest quarterly return was -20.70% for the quarter ended September 30, 2002. For the period from January 1, 2006 through December 31, 2006 the shares' total return (not annualized) was 13.53%.

                                  TOTAL RETURN

20.99%  3.53%  -2.96%  12.66%  7.25%  -19.05%  17.43%  9.31%  1.81%  11.86%
 1997   1998    1999   2000    2001   2002     2003    2004   2005   2006


For the ten year period through December 31, 2006, the shares' highest quarterly return was 15.81% for the quarter ended December 31, 1998 and the lowest quarterly return was -15.00% for the quarter ended September 30, 2002. For the period from January 1, 2006 through December 31, 2006 the shares' total return (not annualized) was 11.86%.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2006. The tables below show how the average annual total returns (adjusted to reflect applicable sales charges) for each class of shares of Value and Total Return (before and after taxes) for the periods shown compare to those of a broad-based index. The tables also show total returns that have been calculated to reflect return after taxes on distributions and return after taxes on distributions and assumed sale of Fund shares.

-------------------------------------------------------------------------------------
VALUE* - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2006)
-------------------------------------------------------------------------------------
                                                1 YEAR      5 YEARS    10 YEARS
-------------------------------------------------------------------------------------
Shares
        Return Before Taxes                    13.53%        2.90%       5.80%
        Return After Taxes on Distributions    12.29%        2.50%       4.81%
        Return After Taxes on Distributions    10.33%        2.43%       4.73%
            and Sale of Fund Shares
-------------------------------------------------------------------------------------
Index
        S&P 500 Index                          15.79%        6.19%       8.42%
-------------------------------------------------------------------------------------

* Effective March 13, 2002, the Fund eliminated all sales charges associated with the purchase and redemption of its shares. Accordingly, the performance information presented does not reflect the imposition of any sales charges.


-------------------------------------------------------------------------------------
TOTAL RETURN* - AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIOD ENDED DECEMBER 31, 2006)
-------------------------------------------------------------------------------------
                                               1 YEAR        5 YEARS     10 YEARS
-------------------------------------------------------------------------------------
Shares
        Return Before Taxes                    11.86%         3.42%        5.68%
        Return After Taxes on Distributions    11.80%         2.98%        4.06%
        Return After Taxes on Distributions     7.79%         2.71%        3.96%
            and Sale of Fund Shares
-------------------------------------------------------------------------------------
Index
        S&P 500 Index                          15.79%         6.19%        8.42%
-------------------------------------------------------------------------------------

* Effective March 13, 2002, the Fund eliminated all sales charges associated with the purchase and redemption of its shares. Accordingly, the performance information presented does not reflect the imposition of any sales charges.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns to an investor depend on the investor's own tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

                                 CAPITALIZATION
                                 --------------

The following table sets forth the capitalization of the Value Fund and the Total Return Fund as of September 30, 2006 and of the Total Return Fund on a PRO FORMA combined basis as of September 30, 2006 giving effect to the proposed Reorganization.


                                        NET ASSETS    NET ASSET VALUE      SHARES
                                       (IN MILLIONS)     PER SHARE      OUTSTANDING
Value Fund                               $12.774*        $17.76           719,385

Total Return Fund                        $17.949         $13.05          1,375,461
                                         -------
Total Return Pro Forma Combined Fund     $29.744         $13.05         2,279,223**
                                         =======

* Represents net assets prior to capital gains distribution of $980,584 required to be distributed before the reorganization
** Reflects the redemption of 719,385 shares of the Value Fund in a tax free exchange of net assets of $11,794,091

                BOARD'S RECOMMENDATION TO VALUE FUND SHAREHOLDERS
                -------------------------------------------------

After careful consideration, the Board of Trustees unanimously approved the Reorganization Plan. Accordingly, the Board has submitted the Reorganization Plan for approval by the Value Fund shareholders. The Board recommends that you vote "FOR" the proposal to approve the Reorganization Plan.

                     PLAN OF REORGANIZATION AND TERMINATION
                     --------------------------------------

The terms and conditions under which the Reorganization will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, a form of which is attached as Appendix A to this Proxy Statement/Prospectus.

The Reorganization Plan provides for the Reorganization to occur on or about March 23, 2007. The Reorganization Plan provides that all of the assets of the Value Fund will be transferred to the Total Return Fund at the close of business or at such other time as to which the Funds may agree (the "Effective Time") on the Closing Date of the Reorganization. In exchange for the transfer of these assets, the Total Return Fund will (a) simultaneously issue at the Effective Time a number of full and fractional shares of the Total Return Fund to the Value Fund equal in value to the aggregate net asset value of the Value Fund calculated before the Effective Time; and (b) assume all of the liabilities of the Value Fund.


Following the transfer of assets in exchange for shares of the Total Return Fund, the Value Fund will distribute all of the shares of the Total Return Fund pro rata to its shareholders of record in complete liquidation and termination of the Value Fund. Each shareholder of the Value Fund owning shares at the Effective Time will receive a number of shares of the Total Return Fund with the same aggregate value as the shareholder had in the Value Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Value Fund's shareholders on the share records of the Total Return Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the Total Return Fund due to the shareholders of the Value Fund. The Value Fund will then be terminated.

The Reorganization Plan may be terminated, and the Reorganization may be abandoned at any time prior to its consummation, before or after approval by the Value Fund's shareholders, by mutual agreement of the Funds and under certain other circumstances. The completion of the Reorganization also is subject to various conditions, including approval of the applicable proposal by the participating Value Fund's shareholders, completion of all filings with, and receipt of all necessary approvals from, the SEC, delivery of a legal opinion regarding the federal tax consequences of the Reorganization and other customary corporate and securities matters. Subject to the satisfaction of those conditions, the Reorganization will take place immediately after the close of business on the Closing Date.

No sales charges or other fees will be imposed in connection with the receipt of the Total Return Fund shares by shareholders of the Value Fund. To the extent described in the Reorganization Plan, expenses solely and directly related to the Reorganization (as determined in accordance with guidelines set by the Internal Revenue Service) will be paid by H.M. Payson, the investment adviser of the Funds.

                     REASONS FOR THE PROPOSED REORGANIZATION
                     ---------------------------------------

The Board of Trustees met on December 15, 2006 to consider information in connection with the Reorganization. In determining whether to approve the Reorganization Plan and to recommend its approval by shareholders, the Board, including those members who are not "interested persons" (within the meaning of the Investment Company Act of 1940, as amended) (the "Independent Trustees"), with the advice and assistance of independent legal counsel, inquired into and considered a number of matters, including: (1) the terms and conditions of the Reorganization; (2) the compatibility of the investment programs of the Value Fund and the Total Return Fund; (3) the expense ratios of the Funds on a comparative basis and projected pro forma estimated expense ratios; (4) the relative historical performance record of the Funds; (5) the historical asset levels of the Value Fund; (6) the continuity of advisory and portfolio management, distribution and shareholder services provided by the Reorganization; (7) the costs of the Reorganization and who would bear such costs; (8) the benefits to H.M. Payson, if any, as a result of the
Reorganization; and (9) the non-recognition of any gain or loss for federal income tax purposes to the Value Fund or its shareholders as a result of the Reorganization. The Board did not assign specific weights to any or all of these factors, but it did consider all of them in determining, in its business judgment, to approve the Reorganization Plan and to recommend its approval by shareholders.

At the meeting, the Board reviewed the rationale for the Reorganization. The Board noted that the Value Fund has a small and declining asset base. Also, the Value Fund's performance has trailed the performance of the Total Return Fund in recent years and has had difficulty attracting new assets. In addition, H.M. Payson has discontinued the voluntary waiver of a portion of its management fee, which will result in higher total annual expenses of the Funds, but the impact of which would be diminished as a result of economies of scale expected to be achieved in connection with the Reorganization. Based on these circumstances, H.M. Payson has recommended reorganizing the Value Fund into the Total Return Fund. The Board noted that merging the Funds would benefit the Value Fund shareholders by moving them into the Total Return Fund, which has a larger asset base and is more marketable with potential for greater long-term growth. The Board also noted that both Funds have similar investment objectives and the Total Return Fund employs somewhat differing investment strategies to meet its objective.

The Board considered that the Reorganization is expected to result in lower overall fees and expenses for shareholders of the Value Fund.

The Board also considered that merging the Value Fund and the Total Return Fund is expected to result in economies of scale as fixed expenses would be dispersed over a larger asset and shareholder base, which would also diminish the impact of the discontinuance of H.M. Payson's voluntary management fee waiver.

The Board then considered the historical performance records of the Funds.

The Board noted that the Adviser had considered alternatives to the Reorganization, including liquidating and terminating the Value Fund, but that it was determined that the more beneficial course of action would be to merge the Value Funds into the Total Return Fund due to the tax-free nature of the Reorganization.

The Board considered the terms and conditions of the form of Reorganization Plan, noting that the Reorganization was expected to be tax-free to the Value Fund and its shareholders. In this regard, the Board noted that portfolio holdings of the Value Fund generally are compatible with the Total Return Fund's investment objective and policies.

The Board also considered that the interests of the shareholders would not be diluted by the Reorganization because the Reorganization would be effected on the basis of each Fund's net asset value.

The Board further noted that the Reorganization Plan provides that H.M. Payson would bear the costs of the Reorganization.

In reaching the decision to approve and to recommend approval of the Reorganization Plan, the Board, including the Independent Trustees, concluded that the participation of the Value Fund in the Reorganization would be in the best interests of the Value Fund and that the interests of the shareholders of the Value Fund would not be diluted as a result of the Reorganization. The Board's conclusion was based on a number of factors, including the following:

    o The Reorganization will permit the shareholders in the Value Fund to benefit by becoming shareholders of the Total Return Fund because the Total Return Fund has a more stable asset level, outperformed the Value Fund in recent years, and has lower expense ratios.

    o The Reorganization will permit the shareholders in the Value Fund to continue to invest in a fund with a similar investment objective, with somewhat differing strategies, following consummation of the Reorganization. Notwithstanding this, the Board noted that the portfolio holdings of the Value Fund generally are compatible with the Total Return Fund's investment objective and policies.

    o Shareholders will not incur any sales loads or similar transaction charges as a result of the Reorganization.

    o    Each Fund is managed by H.M. Payson and has the same service providers.

    o The Total Return Fund has lower total annual expense ratios, and the Reorganization is expected to result in economies of scale that would diminish the impact of the discontinuance of H.M. Payson's voluntary management fee waiver.

    o The general tax neutrality of the Reorganization to shareholders, although some shareholders of the Value Fund may be subject to capital gains as a result of the Reorganization. The Reorganization is a preferred alternative to a liquidation of the Value Fund because of the tax consequences to the Value Fund's shareholders.

    o As a result of the Reorganization, each shareholder of the Value Fund would hold, immediately after the closing date, shares of the Total Return Fund having an aggregate value equal to the aggregate value of those Value Fund shares as of the closing date.

    o    H.M. Payson will bear the costs of the Reorganization.


On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, voted unanimously to approve the Reorganization Plan and to recommend that the shareholders of the Value Fund also approve the Reorganization Plan.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED
                   ------------------------------------------

The shareholders of the Value Fund will receive shares of the Total Return Fund in accordance with the procedures provided for in the Reorganization Plan. Such shares will be fully paid and non assessable by the Total Return Fund when issued and will have no preemptive or conversion rights.

The Trust is registered with the SEC as an open-end management investment company, and its Trustees are authorized to issue an unlimited number of shares of beneficial interest in each Fund. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights.

                        FEDERAL INCOME TAX CONSIDERATIONS
                        ---------------------------------

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code.

As a condition to consummation of the Reorganization, the Trust, on behalf of the Value Fund and the Total Return Fund will receive opinions of Kirkpatrick & Lockhart Preston Gates Ellis LLP, its counsel ("Opinions"), substantially to the effect that, based on the facts and assumptions stated therein as well as certain representations of each Fund and conditioned on the Reorganization's being completed in accordance with the Reorganization Plan for federal income tax purposes, with respect to the Reorganization and the Funds participating therein:

   (1)The Reorganization will qualify as a "reorganization" (as defined in Section 368(a)(1)(C) of the Code), and each Fund will be a "party to a reorganization" (within the meaning of section 368(b) of the Code).

   (2)The Funds will recognize no gain or loss on the Reorganization.

   (3)The shareholders will not recognize any gain or loss on the exchange of Value Fund shares for Total Return Fund shares.

   (4)The holding period for and tax basis in the Total Return Fund shares a shareholder receives pursuant to the Reorganization will include the holding period for and will be the same as the aggregate tax basis in, the Value Fund shares the shareholder holds immediately prior to the Reorganization (provided the shareholder holds the shares as capital assets on the Closing Date).

   (5)The Total Return Fund's holding period for, and tax basis in, each asset the Value Fund transfers to it will include the Value Fund's holding period for, and will be the same as the Total Return Fund's tax basis in, that asset immediately prior to the Reorganization.

Notwithstanding clauses (2) and (5), such Opinions may state that no opinion is expressed as to the effect of the Reorganization on a Fund or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. The Total Return Fund's utilization after the Reorganization of the Value Fund's pre-Reorganization capital losses to offset the Total Return Fund's gains could be subject to limitation in future years.

On or before the Closing Date, the Value Fund will distribute substantially all of its undistributed net investment income, net capital gain, net short-term capital gain and net gains from foreign currency transactions, if any, in order to continue to maintain its tax status as a regulated investment company.

Shareholders of the Value Fund should consult their tax advisers regarding the effect, if any, of the Reorganization in light of their individual circumstances. The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any Shareholder. Shareholders are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other tax consequences, if any, of the Reorganization.

                             ADDITIONAL INFORMATION

                               INVESTMENT ADVISER
                               ------------------

H.M. Payson, whose address is One Portland Square, P.O. Box 31, Portland, Maine 04112, serves as investment adviser for the Total Return Fund and the Value Fund. H.M. Payson manages each Fund's investments and effects its portfolio transactions. The Adviser was founded in 1854 and had approximately $1.5 billion of assets under management as of November 30, 2006. Pursuant to an investment advisory agreement, the Total Return Fund pays H.M. Payson an annual advisory fee rate of 0.60% based on its average daily net assets. The Value Fund pays H.M. Payson an annual advisory fee rate of 0.80% based on its average daily net assets.

A discussion regarding the basis for the Board's approval of the investment advisory agreement is available in the Semi-Annual Report to Shareholders for the period ending September 30, 2006. The SAI also provides additional information about each Portfolio Manager's compensation, other accounts managed by each Portfolio Manager and each Portfolio Manager's ownership of securities in the Funds.

                               VALUATION OF SHARES
                               -------------------

Each Fund calculates its net asset value ("NAV") as of the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. Under unusual circumstances, the Total Return Fund may accept and process orders when the NYSE is closed if deemed appropriate by its officers. The time at which the NAV is calculated may change in case of an emergency. The NAV is determined by taking the market value of a Fund's total assets, subtracting liabilities and then dividing the result (net assets) by the number of that Fund's shares outstanding.

Each Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost. Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on each fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Fixed income securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at their NAV.

Each Fund values securities at fair value pursuant to procedures adopted by the Board if market quotations are not readily available or H.M. Payson believes that the prices or values available are unreliable. Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund's portfolio security is principally traded closes early, (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the a Fund calculates its NAV, or (iii) events occur after the close of the securities markets on which a Fund's portfolio securities primarily trade but before the time as of which that Fund calculates its NAV. Fair valuation is based on subjective factors and as a result, the fair value price of a security may differ from the security's market price and may not be the price at which the security may be sold. Fair value pricing could result in a different NAV than a NAV determined by using market quotes.

                       LIMITATIONS ON FREQUENT PURCHASES
                       ---------------------------------

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of shares by shareholders. It is the policy of each Fund to discourage short-term trading. Frequent trading in a Fund, such as trades seeking short-term profits from market momentum and other timing strategies, may interfere with the management of the Fund's portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of its shares. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by its shareholders.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a pre-determined period of time. If frequent trading trends are detected, an appropriate course of action is taken. Each Fund reserves the right to cancel (within one business day), restrict, or reject without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of its portfolio, and purchase orders not accompanied by payment. Because each Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, it cannot always detect frequent purchases and redemption. As a consequence, a Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited. Each Fund reserves the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Total Return Fund or its operations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS
                        --------------------------------

The Value Fund and the Total Return Fund have identical policies and procedures with respect to the disclosure of portfolio holdings. A description of these policies and procedures is available in the SAI.

                                OTHER INFORMATION

                                  LEGAL MATTERS
                                  -------------

Opinions concerning certain legal matters pertaining to the Reorganization will be provided by legal counsel to the Trust, Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, D.C. 20006.

                                 OTHER BUSINESS
                                 --------------

The Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                             ADDITIONAL INFORMATION
                             ----------------------

The prospectus and SAI of the Value Fund and Total Return Fund dated August 1, 2006 are on file with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. The Funds are subject to the informational requirements of the Exchange Act and accordingly file reports and other information with the SEC. Reports to shareholders, proxy material and other information about each Fund may be inspected and copied at the public reference facilities maintained by the SEC in Washington D.C. at 100 F Street, N.E., Washington, D.C. 20549. You also may obtain copies of such material from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. Information about the Funds also is available on the SEC's website at www.sec.gov.

Current copies of the prospectus and the SAI also are available without charge by writing to Payson Value Fund, Payson Total Return Fund at P.O. Box 446, Portland, Maine 04112, or by calling toll free (800) 805-8258.

                              FINANCIAL HIGHLIGHTS

For a table of the financial highlights of the Total Return Fund, see "Financial Highlights" in Appendix B. The most recent financial highlights of the Total Return Fund included in its Semi-Annual Report to Shareholders for the period ended September 30, 2006, are attached as Appendix B. This information is derived from and should be read in conjunction with the financial statements of the Total Return Fund and notes thereto, included in the Annual Report to Shareholders for the year ended March 31, 2006, which are incorporated by reference into the SAI together with the report of the independent registered public accounting firm, Deloitte & Touche LLP, thereon.

                               VOTING INFORMATION

                            REQUIRED SHAREHOLDER VOTE
                            -------------------------

Proxies are being solicited from the shareholders of the Value Fund by the Board of Trustees of the Trust for the Special Meetings of Shareholders (the "Meeting") to be held on March 22, 2007 at 2:00 p.m. Eastern Time at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland ME 04101 , or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, "FOR" approval of the Reorganization Plan.

Approval of the Reorganization Plan requires  the  affirmative  vote  of either:
(a) 67 percent or more of the shares of the Value Fund present at the Meeting or represented by proxy if the holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting; or (b) more than 50% of the outstanding shares of the Value Fund, whichever is less.

                 RECORD DATE, QUORUM, TABULATION AND ADJOURNMENT
                 -----------------------------------------------

Shareholders of record of the Value Fund at the close of business on January 24, 2007 (the "Record Date") will be entitled to vote at the Meeting and any postponement or adjournment thereof. Shareholders holding one-third of the outstanding shares of the Value Fund as of the Record Date present in person or by proxy will constitute a quorum for the transaction of business at the Meeting. Each shareholder will be entitled to one vote for each whole Value Fund share and a fractional vote for each fractional Value Fund share held.

All properly executed proxies received on or before March 21, 2007 will be counted at the Meeting and any adjournment thereof in accordance with the instructions marked thereon or otherwise provided therein. Proxies received after that date will be counted only if the Meeting is adjourned.

For purposes of determining the presence of a quorum and counting votes on the matters presented, Value Fund shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast at the Meeting. Broker non-votes are Value Fund shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners and other persons entitled to vote and for which the broker lacks discretionary voting authority. Under the 1940 Act, the affirmative vote necessary to approve the proposal may be determined with reference to a percentage of votes present at the Meeting. For this reason, abstentions and broker non-votes have the effect of votes "AGAINST" the Proposal. In completing proxies, therefore, shareholders should be aware that checking the box labeled "ABSTAIN" would result in the shares covered by the proxy being treated as if they were voted "AGAINST" the proposal.

IF A CHOICE IS NOT SPECIFIED ON A PROPERLY EXECUTED PROXY THAT IS RETURNED IN TIME TO BE VOTED AT THE MEETING, THE PROXY WILL BE VOTED "FOR" THE PROPOSAL FOR WHICH THE PROXY WAS SUBMITTED.

If a quorum is not present at the Meeting, or if a quorum is present at the Meeting but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies with respect to the proposal. Any adjournment will require the affirmative vote of a majority of shares represented in person or by proxy at the Meeting. In that case, the persons named as proxies will vote all proxies that they are entitled to vote for the Proposal as "FOR" such an adjournment; provided, however, any proxies required to be voted against the proposal will be voted "AGAINST" such adjournment. Abstentions and broker non-votes will not be voted "FOR" or "AGAINST" any adjournment. A shareholder vote may be taken on the proposal prior to adjournment if sufficient votes have been received and it is otherwise appropriate.

As of the Record Date, Payse & Co., c/o H.M. Payson & Co., P.O. Box 31, Portland, ME 04112 held 24.51% of the Value Fund and 27.44% of the Total Return Fund, respectively. Shareholders with controlling interests may have a substantial ability to affect the outcome of matters submitted for shareholder vote. As of the same date, the Trustees and officers of the Trust own less than 1% of any class of each Fund's outstanding shares.

                             SOLICITATION OF PROXIES
                             -----------------------

H.M. Payson will bear the expense of soliciting proxies. As the Meeting date approaches, certain shareholders of each Fund may receive a telephone call from a representative of H.M. Payson if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below.

In all cases where a telephonic proxy is solicited, the H.M. Payson representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the H.M. Payson representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to H.M. Payson , then the H.M. Payson representative has the responsibility to explain the process, read the proposal listed on the proxy card and ask for the shareholder's instructions on each Proposal. Although the H.M. Payson representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Prospectus/Proxy Statement. H.M. Payson will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call H.M. Payson immediately if his or her instructions are not correctly reflected in the confirmation.

                              REVOCATION OF PROXIES
                              ---------------------

To change your vote, you may send a written notice of revocation (the "Revocation Letter") to Citigroup, at Two Portland Square, Portland, Maine, 04101, or by personally casting a vote at the Meeting. The Revocation Letter must: (1) identify you; (2) state that as a Value Fund shareholder, you revoke your prior vote; and (3) indicate your approval, disapproval or abstention from voting with respect to the proposal.

                                   APPENDIX A


                     PLAN OF REORGANIZATION AND TERMINATION


      THIS PLAN OF REORGANIZATION AND TERMINATION ("PLAN") is adopted by FORUM FUNDS, a Delaware statutory trust ("TRUST"), on behalf of Payson Value Fund ("TARGET") and Payson Total Return Fund ("ACQUIRING FUND"), each a segregated portfolio of assets ("SERIES") thereof (each sometimes referred to herein as a "FUND"). All agreements, covenants, actions, and obligations of each Fund contained herein shall be deemed to be agreements, covenants, actions, and obligations of the Trust acting on its behalf, and all rights and benefits created hereunder in favor of each Fund shall inure to, and shall be enforceable by, the Trust acting on its behalf.

      The Trust is a statutory trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and is duly registered under the Investment Company Act of 1940, as amended ("1940 ACT"), as an open-end management investment company; and each Fund is a duly established and designated series thereof. Before January 1, 1997, the Trust "claimed"
classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise. The Trust sells voting shares of beneficial interest in the Funds ("SHARES") to the public.

      The Trust wishes to effect a reorganization described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("CODE"), and intends this Plan to be, and adopts it as, a "plan of reorganization" (within the meaning of the regulations under section 368(a) of the Code ("REGULATIONS")). The reorganization will consist of (1) the transfer of Target's assets to Acquiring Fund in exchange solely for shares in Acquiring Fund ("ACQUIRING FUND SHARES") and Acquiring Fund's assumption of Target's liabilities, (2) the distribution of those shares PRO RATA to Target's shareholders in exchange for their shares in Target ("TARGET SHARES") and in liquidation thereof, and (3) Target's termination (all the foregoing transactions being referred to herein collectively as the "REORGANIZATION"), all on the terms and conditions set forth herein.

      The Trust's Trust Instrument ("TRUST INSTRUMENT") permits it to vary its shareholders' investment. The Trust does not have a fixed pool of assets -- each series thereof (including each Fund) is a managed portfolio of securities, and H.M. Payson & Co., each Fund's investment adviser ("ADVISER"), has the authority to buy and sell securities for it.

      The Trust's Board of Trustees ("BOARD"), including a majority of its members who are not "interested persons" (as that term is defined in the 1940
Act) thereof, (1) has duly adopted and approved this Plan and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

      Each Fund has a single issued and outstanding class of shares. The Funds' shares are substantially similar to each other.

      1.   PLAN OF REORGANIZATION AND TERMINATION
           --------------------------------------

      1.1 Subject to the requisite approval of Target's shareholders and the terms and conditions set forth herein, Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 ("ASSETS") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

            (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing Target's net value (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2); and

            (b) assume all of Target's liabilities described in paragraph 1.3 ("LIABILITIES").

Such transactions shall take place at the CLOSING (as defined in paragraph 3.1).

      1.2 The Assets shall consist of all assets and property -- including all cash, cash equivalents, securities, commodities, futures interests, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, and deferred and prepaid expenses shown as assets on Target's books -- Target owns at the VALUATION TIME (as defined in paragraph 2.1).

      1.3 The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature existing at the Valuation Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target will endeavor to discharge all its known liabilities, debts, obligations, and duties before the EFFECTIVE TIME (as defined in paragraph 3.1).

      1.4 At or immediately before the Effective Time, Target shall declare and pay to its shareholders one or more dividends and/or other distributions in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its (a) "investment company taxable income" (within the meaning of section 852(b)(2) of the Code), computed without regard to any deduction for dividends paid, and (b) "net capital gain" (as defined in section 1222(11) of the Code), after reduction by any capital loss carryforward, for the current taxable year through the Effective Time.

      1.5 At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a "SHAREHOLDER"), in proportion to their Target Shares then held of record and in constructive exchange therefor, and will completely liquidate. That distribution shall be accomplished by the Trust's transfer agent ("TRANSFER AGENT") opening accounts on Acquiring Fund's shareholder records in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective PRO RATA number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. The aggregate NAV of Acquiring Fund Shares to be so credited to each Shareholder's account shall equal the aggregate NAV of the Target Shares such Shareholder owned at the Effective Time. All issued and outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's shareholder records. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.6 As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of the Trust and any further actions shall be taken in connection therewith as required by applicable law.

      1.7 Any reporting responsibility of Target to a public authority, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("COMMISSION"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain its responsibility up to and including the date on which it is terminated.

      1.8 Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's shareholder records of the Target Shares actually or constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

      2.    VALUATION
            ---------

      2.1   For  purposes  of  paragraph  1.1(a),  Target's  net value shall  be
(a) the value of the Assets computed immediately after the close of regular trading on the New York Stock Exchange, and the declaration of any dividends and/or other distributions, on the date of the Closing ("VALUATION TIME"), using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Board, less (b) the amount of the Liabilities at the Valuation Time.

      2.2 For purposes of paragraph 1.1(a), the NAV per Acquiring Fund Share shall be computed at the Valuation Time, using such valuation procedures.

      2.3 All computations pursuant to paragraphs 2.1 and 2.2 shall be made by Citigroup Fund Services, Inc., in its capacity as the Trust's administrator, and shall be subject to confirmation by the Trust's independent registered public accounting firm.

      3.    CLOSING AND EFFECTIVE TIME
            --------------------------

      3.1 Unless the Trust determines otherwise, all acts necessary to consummate the Reorganization ("CLOSING") shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern
Time) on March 23, 2007 ("EFFECTIVE TIME"). If at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Fund (each, an "EXCHANGE") is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the Board's judgment, accurate appraisal of the value of either Fund's net assets is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has been fully resumed and such reporting has been restored. The Closing shall be held at the Trust's offices or at such other place as the Trust determines.

      3.2 The Trust shall direct the custodian of the Funds' assets to deliver at the Closing a certificate of an authorized officer stating and verifying that
(a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to such information on Target's books immediately before the Closing.

      3.3   The  Trust shall direct the Transfer Agent to deliver at the Closing
(a) a list of the Shareholders' names and addresses, accompanied by the number of full and fractional (rounded to the third decimal place) outstanding Target Shares owned by each Shareholder, at the Effective Time, certified by the Trust's Secretary or Assistant Secretary, and (b) a certificate of an authorized officer as to the opening of accounts in the Shareholders' names on Acquiring Fund's shareholder records and a confirmation, or other evidence satisfactory to the Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on those records.

      4.    CONDITIONS PRECEDENT
            --------------------

      4.1 The Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

            (a) At the Effective Time, the Trust, on Target's behalf, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to "securities loans" (as referred to in section 851(b)(2) of the Code) or that are restricted to resale by their terms), and on delivery and payment for the Assets, the Trust, on Acquiring Fund's behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended ("1933 ACT");

            (b) Target is not in material violation of, and the adoption of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law, the Trust Instrument or the Trust's By-Laws (collectively, "GOVERNING DOCUMENTS"), or any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on Target's behalf, is a party or by which it is bound, nor will such adoption and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on Target's behalf, is a party or by which it is bound;

            (c) All material contracts and other commitments of or applicable to Target (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate, or provision for discharge of any liabilities of Target thereunder will be made, at or before the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights the Trust, on Target's behalf, may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

            (d) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to the Trust's knowledge, threatened against the Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and the Trust, on Target's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target's business or its ability to consummate the transactions herein contemplated;

            (e) The statement of assets and liabilities, including the schedule of investments, and the statement of operations and statement of changes in net assets (collectively, "STATEMENTS") of Target at and for the fiscal year (in the case of the last Statement, for the two fiscal years) ended March 31, 2006, have been audited by Deloitte & Touche LLP and are in accordance with generally accepted accounting principles consistently applied ("GAAP"); and such Statements and Target's unaudited Statements at and for the six-month period ended September 30, 2006, present fairly, in all material respects, Target's financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Target required to be reflected on a balance sheet

      (including the notes thereto) in accordance with GAAP at each such date that are not disclosed therein;

            (f) Since March 31, 2006, there has not been any material adverse change in Target's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Target of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Target Share due to declines in market values of securities Target holds, the discharge of Target liabilities, or the redemption of Target Shares by its shareholders shall not constitute a material adverse change;

            (g) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Target required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (h) Target is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year ending at the Effective Time), Target has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code ("SUBCHAPTER M") for qualification as a regulated investment company ("RIC") and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

            (i) Target is in the same line of business as Acquiring Fund is in, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; from the time the Board approved the transactions contemplated by this Plan ("APPROVAL TIME") through the Effective Time, Target has invested and will invest its assets in a manner that ensures its compliance with paragraph 4.1(h); from the time it commenced operations through the Effective Time, Target has conducted and will conduct its "historic business" (within the meaning of such section) in a substantially unchanged manner; from the Approval Time through the Effective Time, Target (1) has not disposed of and/or acquired, and will not dispose of and/or acquire, any assets (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC and (2) has not otherwise changed, and will not otherwise change, its historic investment policies; and the Trust believes, based on its review of each Fund's investment portfolio, that most of Target's assets are consistent with Acquiring Fund's investment objective and policies and thus can be transferred to and held by Acquiring Fund;

            (j) At the Effective Time, at least 33-1/3% of Target's portfolio assets will meet Acquiring Fund's investment objective, strategies, policies, risks, and restrictions, and Target did not and will not alter its portfolio in connection with the Reorganization to meet such 33-1/3% threshold;

            (k) All issued and outstanding Target Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Shares will, at the Effective Time, be held by the persons and in the amounts set forth on Target's shareholder records, as provided in paragraph 3.3; and Target does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Shares, nor are there outstanding any securities convertible into any Target Shares;

            (l) Target incurred the Liabilities in the ordinary course of its business;

            (m) Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

            (n)   During the five-year period  ending  at  the  Effective  Time,
      (1) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

            (o) Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

      4.2 The Trust's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

            (a)   No  consideration  other  than  Acquiring  Fund  Shares   (and
      Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

            (b) Acquiring Fund is not in material violation of, and the adoption of this Plan and consummation of the Reorganization will not conflict with or materially violate, Delaware law, the Governing Documents, or any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on Acquiring Fund's behalf, is a party or by which it is bound, nor will such adoption and consummation result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on Acquiring Fund's behalf, is a party or by which it is bound;

            (c) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or, to the Trust's knowledge, threatened against the Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and the Trust, on Acquiring Fund's behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

            (d) Acquiring Fund's Statements at and for the fiscal year(s) ended March 31, 2006, have been audited by Deloitte & Touche LLP and are in accordance with GAAP; and such Statements and Acquiring Fund's unaudited Statements at and for the six-month period ended September 30, 2006, present fairly, in all material respects, Acquiring Fund's financial condition at each such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at each such date that are not disclosed therein;

            (e) Since March 31, 2006, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred; for purposes of this subparagraph, a decline in NAV per Acquiring Fund Share due to declines in market values of securities Acquiring Fund holds, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by its shareholders shall not constitute a material adverse change;

            (f) At the Effective Time, all federal and other tax returns, dividend reporting forms, and other tax-related reports of Acquiring Fund required by law to have been filed by such time (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (g) Acquiring Fund is a "fund" (as defined in section 851(g)(2) of the Code); for each taxable year of its operation (including the taxable year that includes the Effective Time), Acquiring Fund has met (or will meet) the requirements of Subchapter M for qualification as a RIC and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; Acquiring Fund intends to continue to meet all such requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year; and Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

            (h) Acquiring Fund is in the same line of business as Target was in preceding the Reorganization, for purposes of section 1.368-1(d)(2) of the Regulations, and did not enter into such line of business as part of the plan of reorganization; following the Reorganization, Acquiring Fund will continue, and has no intention to change, such line of business; and at the Effective Time, (1) at least 33-1/3% of Target's portfolio assets will meet Acquiring Fund's investment objective, strategies, policies, risks, and restrictions and (2) Acquiring Fund has no plan or intention to change its investment objective or any of its investment strategies, policies, risks, or restrictions after the Reorganization;

            (i) Following the Reorganization, Acquiring Fund (1) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, Acquiring Fund (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

            (j) Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

            (k) All issued and outstanding Acquiring Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any
      Acquiring Fund Shares, nor are there outstanding any securities convertible into any Acquiring Fund Shares;

            (l) There is no plan or intention for Acquiring Fund to be dissolved or merged into another statutory or business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

            (m) Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any Target Shares;

            (n) During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares;

            (o) Assuming satisfaction of the condition in paragraph 4.1(o), immediately after the Reorganization (1) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

            (p) The Acquiring Fund Shares to be issued and delivered to Target hereunder for the benefit of the Shareholders will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) at the Effective Time and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, fully paid and non-assessable by the Trust.

      4.3 The Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before (and continuing through) the Effective Time:

            (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws for the Trust's adoption and performance of this Plan, except for (1) the filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement ("REGISTRATION STATEMENT"), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required subsequent to the Effective Time;

            (b) The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it actually or constructively surrenders in exchange therefor;

            (c) The Trust's management (1) is unaware of any plan or intention of the Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (2) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (3) expects that the percentage of shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be DE MINIMIS, and
      (4) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;

            (d) To the best of the Trust's management's knowledge, at the record date for Target's shareholders entitled to vote on approval of this Plan, there was no plan or intention by its shareholders to redeem, sell, exchange, or otherwise dispose of a number of Target Shares (or Acquiring Fund Shares to be received in the Reorganization), in connection with the Reorganization, that would reduce their ownership of the Target Shares (or the equivalent Acquiring Fund Shares) to a number of shares that was less than 50% of the number of the Target Shares at such date;

            (e)   The Shareholders will  pay their own expenses (such as fees of
      personal   investment  or  tax  advisers   for   advice   concerning   the
      Reorganization), if any, incurred in connection with the Reorganization;

            (f) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

            (g) There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

            (h) Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization; for the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets it held immediately before the Reorganization;

            (i) None of the compensation received by any Shareholder who or that is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that

      Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

            (j) Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (as defined in section 304(c) of the Code) of Acquiring Fund;

            (k)   No expenses incurred by Target  or on its behalf in connection with the Reorganization will be paid or assumed by Acquiring Fund, Adviser, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("REORGANIZATION EXPENSES"), and no cash or property other than Acquiring Fund Shares will be transferred to Target or any of its shareholders with the intention that such cash or property be used to pay any expenses (even Reorganization Expenses) thereof;

            (l) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(n), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

            (m) All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Trust to carry out the transactions contemplated hereby; the Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act; the Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) the Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund's assets or properties;

            (n) At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby;

            (o) The Trust shall have called a meeting of Target's shareholders to consider and act on this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein ("SHAREHOLDERS MEETING");

            (p) The Trust shall have received an opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP ("COUNSEL") substantially to the effect that:

                  (1) Each Fund is a duly established series of the Trust, which is duly organized and validly existing as a statutory trust under the laws of the State of Delaware;

                  (2) This Plan has been duly authorized and adopted by the Trust on each Fund's behalf;

                  (3) The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Plan have been duly authorized and, on their issuance and delivery in accordance with this Plan, will be validly issued, fully paid, and non-assessable;

                  (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Governing Documents or, to Counsel's knowledge, any obligation of the Trust under the express terms of any court order that names the Trust and is specifically directed to it or its property, except as set forth in such opinion;

                  (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the Trust's consummation, on either Fund's behalf, of the transactions contemplated herein, except any that have been obtained and are in effect and exclusive of any required under state securities laws;

                  (6) The Trust is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

                  (7) To Counsel's knowledge (without any independent inquiry or investigation), at the date of the opinion there is no action or proceeding pending before any court or governmental agency, or overtly threatened in writing, against the Trust (with respect to either Fund) or any of its properties or assets attributable or allocable to either Fund that seeks to enjoin the performance or affect the enforceability of this Plan, except as set forth in such opinion.

      In rendering such opinion, Counsel need not undertake any independent investigation, examination, or inquiry to determine the existence or absence of any facts, need not cause a search to be made of court records or liens in any jurisdiction with respect to the Trust or either Fund, and may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions that the execution, delivery, and performance of any agreement, instrument, or document by any person or entity other than the Trust has been duly authorized, (3) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof and other assumptions customary for opinions of such type, (4) limit such opinion to applicable federal and state law,
      (5) define the word "knowledge" and related terms to mean the actual knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization and not to include matters as to which such attorneys could be deemed to have constructive knowledge, and (6) rely as to matters of fact on certificates of public officials and statements contained in officers' certificates; and

            (q)   The Trust  shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("TAX OPINION"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties and, if Counsel requests, on representations and warranties made in a separate letter addressed to Counsel. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

                  (1)    Acquiring Fund's acquisition  of the Assets in exchange
            solely for Acquiring Fund Shares and its assumption of the Liabilities, followed by Target's distribution of those shares PRO RATA to the Shareholders actually or constructively in exchange for their Target Shares, will qualify as a "reorganization" (as defined in section 368(a)(1)(C) of the Code), and each Fund will be "a party to a reorganization" (within the meaning of section 368(b) of the Code);

                  (2) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Shares;

                  (3) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

                  (4) Acquiring Fund's basis in each Asset will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for each Asset will include Target's holding period therefor (except where Acquiring Fund's investment activities have the effect of reducing or eliminating an Asset's holding period);

                  (5) A Shareholder will recognize no gain or loss on the exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

                  (6) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it actually or constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include, in each instance, its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

      Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      5.    EXPENSES
            --------

        Subject to satisfaction of the condition contained in paragraph 4.3(k), the Reorganization Expenses shall be borne by Adviser. The Reorganization Expenses include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing the Registration Statement, and printing and distributing Target's proxy materials and Acquiring Fund's prospectus and
(2) legal, accounting, and securities registration fees. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in such

Fund's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

      6.    TERMINATION
            -----------

      The Board may terminate this Plan and abandon the transactions contemplated hereby, at any time before the Effective Time, if circumstances develop that, in its opinion, make proceeding with the Reorganization inadvisable for either Fund.

      7.    AMENDMENTS
            ----------

      The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

      8.    MISCELLANEOUS
            -------------

      8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

      8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

      8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, shareholders, or series other than the Funds but are only binding on and enforceable against the respective Funds' property. The Trust, in asserting any rights or claims under this Plan on either Fund's behalf, shall look only to the other Fund's property in settlement of such rights or claims and not to the property of any other series or to such Trustees, officers, or shareholders.

      8.4 Any term or provision of this Plan that is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

                                                             APPENDIX B

FINANCIAL HIGHLIGHTS
PAYSON TOTAL RETURN FUND

                                                            SIX
                                                           MONTHS                                YEAR ENDED MARCH 31,
                                                           ENDED             -------------------------------------------------------
                                                         SEPTEMBER
                                                          30, 2006         2006        2005       2004        2003      2002

SELECTED DATA FOR A SINGLE SHARE
NET ASSET VALUE, BEGINNING OF YEAR                        $12.88          $12.04      $11.77      $9.51      $12.97    $12.47
                                                         -------------   ---------   ---------  ---------  --------- -----------
INVESTMENT OPERATIONS
 Net investment income (loss)                               0.04(a)         0.08        0.19       0.23        0.26      0.23(b)
 Net realized and unrealized gain (loss) on
  investments                                               0.16            0.82        0.27       2.23       (3.34)     0.88(b)
                                                         -------------   ---------   ---------  ---------  --------- -----------
Total from Investment Operations                            0.20            0.90        0.46       2.46       (3.08)     1.11
DISTRIBUTIONS TO                                         -------------   ---------   ---------  ---------  --------- -----------
SHAREHOLDERS FROM
 Net investment income                                     (0.03)          (0.06)      (0.18)     (0.19)      (0.25)    (0.23)
 Net realized investment gain                                __              __          __         __        (0.13)    (0.38)
 Return of Capital                                           __              __        (0.01)     (0.01)       __       __
                                                         -------------   ---------   ---------  ---------  --------- -----------
Total Distributions to Shareholders                        (0.03)          (0.06)      (0.19)     (0.20)      (0.38)    (0.61)
                                                         -------------   ---------   ---------  ---------  --------- -----------
NET ASSET VALUE, END OF YEAR                              $13.05          $12.88      $12.04     $11.77       $9.51    $12.97
                                                         =============   =========   =========  =========  ========= ===========
TOTAL RETURN                                                1.60%           7.51%       3.91%     25.92%     (23.84)%    9.11%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000's omitted)              $17,950          18,800     $18,187    $18,335     $13,923   $19,174

Ratios to Average Net Assets:
 Net investment income (loss)                               0.57%           0.66%       1.56%      2.15%       2.41%     1.80%(b)
 Net expenses                                               1.43%           1.37%       1.31%      1.22%       1.46%     1.44%
 Gross expenses(c)                                          1.93%           1.89%       1.81%      1.72%       1.71%     1.66%
PORTFOLIO TURNOVER RATE                                       14%             85%         48%        33%         37%       56%

(a)   Calculated based upon average shares outstanding during the period

(b) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change on Payson Total Return Fund, for the year ended March 31, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.10%.

(c)   Reflects the expense ratio excluding any waivers and/or reimbursements.

                                   APPENDIX C
               PURCHASE, EXCHANGE, REDEMPTION PROCEDURES AND OTHER
                                  INFORMATION

These procedures are the same for the Value Fund and the Total Return Fund.

GENERAL INFORMATION

You may purchase or sell (redeem) a Fund's shares on each weekday that the NYSE is open. Under unusual circumstances, a Fund may accept and process orders when the NYSE is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) each Fund's shares at the NAV next calculated after the transfer agent receives your request in proper form. For instance, if the transfer agent receives your purchase request in proper form after 4:00 p.m., Eastern time, your transaction will be priced at the next business day's NAV. A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Fund's anti-money laundering procedures the Funds do not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

      CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "Payson Funds" or to one or more owners of the account and endorsed to "Payson Funds." For all other accounts, the check must be made payable on its face to "Payson Funds." A $20 charge may be imposed on any returned checks.

      ACH Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

      WIRES Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS   Each  Fund  accepts  investments  in the following minimum amounts:

                                          MINIMUM INITIAL   MINIMUM ADDITIONAL
                                             INVESTMENT         INVESTMENT

Standard Accounts                              $2,000              $250
Traditional and Roth IRA Accounts              $1,000              $250
Accounts with Systematic Investment Plans        $250              $250


   ACCOUNT REQUIREMENTS

TYPE OF ACCOUNT                                            REQUIREMENT
---------------------------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS       *  Instructions   must  be  signed  by  all
Individual  and sole  proprietorship  accounts are          persons  required  to  sign  exactly  as
owned by one person,  Joint  accounts  have two or          their names appear on the account.
more owners (tenants)
                                                         *  Provide a power of  attorney  or similar
                                                            document   for  each   person   that  is
                                                            authorized to open or transact  business
                                                            if not a named account owner.
----------------------------------------------------------------------------------------------------
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)               *  Depending on state laws,  you can set up
These  custodial  accounts  provide  a way to give          a  custodial  account  under the UGMA or
money to a child and obtain tax benefits                    the UTMA.
                                                         *  The custodian must sign  instructions in
                                                            a manner indicating custodial capacity.
----------------------------------------------------------------------------------------------------
BUSINESS ENTITIES                                        *  Provide     certified     articles    of
                                                            incorporation,    a    government-issued
                                                            license  or   certificate,   partnership
                                                            agreement or similar document evidencing
                                                            the  identity   and   existence  of  the
                                                            business entity.
                                                         *  Submit  a   secretary's   (or   similar)
                                                            certificate   covering   incumbency  and
                                                            authority.
----------------------------------------------------------------------------------------------------
TRUSTS                                                   *  The trust must be established  before an
                                                            account can be opened.
                                                         *  Provide  the first and  signature  pages
                                                            from the trust document  identifying the
                                                            trustees.
----------------------------------------------------------------------------------------------------

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Funds will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. For Certain types of accounts, additional information maybe required.

If you do not supply the required information, the Funds will attempt to contact you or, if applicable, your broker. If the Funds cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Funds will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Funds will try to verify your identity within a timeframe established in our sole discretion. If the Funds cannot do so, the Funds reserve the right to close your account at the NAV next calculated after the Funds decide to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Funds may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

INVESTMENT PROCEDURES

------------------------------------------------------------------------------------------------------------------------------------
                            HOW TO OPEN AN ACCOUNT                                          HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                                       BY CHECK
   o  Call or write us for an account application                              o Fill out an investment slip from a
   o  Complete the application (and other required documents, if applicable)     confirmation or write us a letter
   o  Mail us your application (and other required documents, if applicable)   o Write your account number on your check
      and a check                                                              o Mail us the slip (or your letter) and the
                                                                                 check

------------------------------------------------------------------------------------------------------------------------------------
BY WIRE                                                                        BY WIRE
   o  Call or write us for an account application                              o Call to notify us of your incoming wire
   o  Complete the application (and other required documents, if applicable)   o Instruct your financial institution to wire
   o  Call us to fax the completed application (and other required documents,    your money to us
      if applicable) and we will assign you an account number
   o  Mail us your original application (and other required documents, if applicable)
   o  Instruct your financial institution to wire your money to us

------------------------------------------------------------------------------------------------------------------------------------
BY ACH PAYMENT                                                                 BY SYSTEMATIC INVESTMENT
   o  Call or write us for an account application                              o Complete the systematic investment section of
   o  Complete the application (and other required documents, if applicable)     the application
   o  Call us to fax the completed application (and other required documents,  o Attach a voided check to your application
      if applicable) and we will assign you an account number                  o Mail us the completed application and voided
   o  Mail us your original application (and other required documents, if        check
      applicable)                                                              o We will electronically debit your purchase
   o  We will electronically debit your purchase proceeds from the financial     proceeds from the financial institution account
      institution account identified in your account application                 identified in your account application
------------------------------------------------------------------------------------------------------------------------------------

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your account at your financial institution by ACH payment. Systematic investments must be for at least $250.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

Each Fund processes redemption orders promptly. Under normal circumstances, a Fund will send redemption proceeds to you within a week. If a Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

--------------------------------------------------------------------------------
                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The Fund name
   o  The dollar amount or number of shares you want to sell
   o  How and where to send the redemption proceeds
o  Obtain a signature guarantee (if required) (See "Signature Guarantee Requirements" below)
o  Obtain other documentation (if required) (See "Wire Redemption Privileges" below)
o  Mail us your request and documentation

BY WIRE OR ACH
o  Wire or ACH  redemptions  are only available if your redemption is for $5,000 or more (except for systematic  withdrawals)  and you did not decline wire or
   ACH redemption privileges on your account application
o  Call  us  with  your  request  (unless  you  declined  telephone   redemption
   privileges on your account application) (See "By Telephone") or
o  Mail us your request (See "By Mail")

BY TELEPHONE
o  Call  us  with  your  request  (unless  you  declined  telephone   redemption
   privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which the account is registered
   o  Additional form of identification
o  Redemption proceeds will be:
   o  Mailed to you or
   o  Electronically   credited  to  your  account  at  the  financial  institution identified on your account application.

SYSTEMATICALLY
o  Complete the systematic withdrawal section of the application
o  Attach a voided check to your application
o  Mail us your completed application
o Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE OR ACH REDEMPTION PRIVILEGES You may redeem your shares by wire or ACH unless you declined wire or ACH redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000, expect for systematic withdrawals.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Fund takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market changes. If you are not able to reach the Transfer Agent by telephone, you may overnight your redemption order.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated account at a financial institution by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

   o  Written requests to redeem $100,000 or more
   o  Changes to a shareholder's record name
   o Redemptions from an account for which the address or account registration has changed within the last 30 days
   o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
   o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
   o Adding or changing ACH or wire instructions, telephone redemption or exchange options or any other election in connection with your account

The transfer agent reserves the right to require signature guarantees on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $1,000 ($500 for IRAs), a Fund may ask you to increase your balance. If the account value is still below $1,000 ($500 for IRAs) after 60 days, a Fund may close your account and send you the proceeds. A Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect a Fund's operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The transfer agent may consider your account "lost" if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) for distributions that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of other funds. For a list of funds available for exchange, you may call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. If you exchange into a fund that has a sales charge, you will have to pay that fund's sales charge at the time of the exchange. If you exchange into a fund that has no sales charge you will not have to pay a sales charge at the time of the exchange. An exchange is a sale and purchase of shares and may have tax consequences. The Funds reserve the right to refuse any exchange request, particularly requests that could adversely affect the Funds or their operations.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges (See "Investment Procedures - Limitations on Frequent Purchases"). You may exchange your shares by mail or telephone, unless you declined telephone exchange privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

--------------------------------------------------------------------------------
                                 HOW TO EXCHANGE
--------------------------------------------------------------------------------
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of each fund you are exchanging
   o  The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o  Obtain a signature guarantee (if required)
o  Mail us your request and documentation

BY TELEPHONE
o Call us with your request (unless you declined telephone exchange privileges on your account application
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification

RETIREMENT ACCOUNTS

You may invest in Fund shares though IRA accounts sponsored by the Adviser, including traditional and Roth IRAs. The Funds may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. When making an investment in an IRA, be sure to indicate the year for which the contribution is made.

OTHER INFORMATION

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees (other than sales charges) charged by that institution may be different from those of a Fund. These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

Each Fund, as permitted, or any of its agents may enter into arrangements with a financial institution under which such party, at its own expense, will pay the financial institution a fee for providing distribution related services and/or for performing certain administrative or transfer agent servicing functions (such as sub-transfer agency, record-keeping or shareholder communication services) for the benefit of Fund shareholders. Such payments by such party may create an incentive for these financial institutions to recommend that you purchase Fund shares.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Trust's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent each Fund from being used for money laundering or the financing of terrorist activities. In this regard, each Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in case of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of each Fund or in cases when each Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.



DISTRIBUTIONS   Each  Fund declares distributions from net investment income and
pays those distributions  quarterly.   Any net capital gain realized by the Fund
will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES Each Fund intends to operate in a manner such that it will not be liable for Federal income or excise taxes.

You will generally be taxed on a Fund's distributions, regardless of whether you reinvest them or receive them in cash. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain (if any), are taxable to you as long-term capital gain, regardless of how long you have held your shares. Generally, a Fund's distributions will consist primarily of long-term capital gain. Distributions may also be subject to state and local taxes.

A portion of a Fund's distributions may be treated as "qualified dividend income," taxable to individuals at a maximum Federal income tax rate of 15% (5% for individuals in lower tax brackets) through 2008. A distribution is treated as qualified dividend income to the extent that a Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.

Distributions of capital gain and distributions of net investment income reduce the net asset value of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.

A Fund may be required to withhold Federal income tax at the Federal backup withholding rate on all taxable distributions payable to you if you fail to provide a Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Rather, any amounts withheld may be credited against your Federal income tax liability.

Each Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in a Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

                            PAYSON TOTAL RETURN FUND
                               One Portland Square
                              Portland, Maine 04112

                               ------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                                February 15, 2007
                               ------------------

This Statement of Additional Information ("SAI") relates specifically to the reorganization of Payson Value Fund (the "Value Fund"), a series of Forum Funds (the "Trust"), into Payson Total Return Fund (the "Total Return Fund"), whereby the Value Fund will transfer all of its assets to the Total Return Fund, and shareholders in the Value Fund will receive shares of the Total Return Fund, in exchange for shares of the Value Fund. This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein and legally forms a part of the SAI:

     (1) The Statement of Additional Information of the Value Fund and the Total Return Fund, dated August 1, 2006.

     (2) The Annual Report to Shareholders of the Value Fund and the Total Return Fund for the fiscal year ended March 31, 2006.

     (3) The Semi-Annual Report to Shareholders of the Value Fund and the Total Return Fund for the period ended September 30, 2006.

This SAI is not a prospectus. A Combined Proxy Statement and Prospectus dated February 15, 2007 (the "Proxy Statement/Prospectus") relating to the Reorganization may be obtained, without charge, by calling Citigroup Fund Services, LLC at (800) 805-8258. This SAI should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

TOTAL RETURN FUND

The following tables set forth the PRO FORMA Schedule of Investments as of September 30, 2006, the PRO FORMA condensed Statement of Assets and Liabilities as of September 30, 2006, and the PRO FORMA condensed Statement of Operations for the 12 month period ended September 30, 2006 for the Total Return Fund and Value Fund, giving effect to the Reorganization.

The PRO FORMA Schedule of Investments contains information regarding the combined securities holdings of the Total Return Fund and Value Fund as of September 30, 2006, which has, and will continue to, change over time due to normal portfolio turnover in response to changes in market conditions. Thus, it is expected that at least some of the Value Fund's holdings may not remain at the time of the Reorganization. The need for the Value Fund to dispose of investments in connection with the Reorganization may result in the Value Fund selling securities at a disadvantageous time and price and would result in it incurring transaction costs that would not otherwise have been incurred.

PRO FORMA COMBINED FINANCIAL INFORMATION FOR THE PERIOD ENDED SEPTEMBER 30, 2006
--------------------------------------------------------------------------------


The following unaudited pro forma combined financial information relates to the acquisition of all the assets and liabilities of Payson Value Fund, a series of Forum Funds, by and in exchange for shares of Payson Total Return Fund, also a series of Forum Funds (the "Reorganization"). The information gives effect to the Reorganization as if it had occurred on September 30, 2006 and consists of a statement of the pro forma combined portfolio of investments and a statement of assets and liabilities as of September 30, 2006 and a statement of operations for the year ended September 30, 2006. The pro forma combined results of operations represent the level of expenses of Payson Total Return Fund following the Reorganization if the Reorganization had been consummated on September 30, 2006. There is no guarantee that the pro forma financial information will accurately predict the actual results of the Reorganization. This unaudited information should be read in conjunction with the separate financial statements of Payson Total Return Fund and Payson Value Fund.

FORUM FUNDS
PRO FORMA STATEMENT OF ASSETS & LIABILITIES (UNAUDITED)
SEPTEMBER 30, 2006


                                                                                                                  PAYSON TOTAL
                                                         PAYSON                   PAYSON                        RETURN PRO FORMA
                                                    TOTAL RETURN FUND            VALUE FUND     ADJUSTMENTS         COMBINED
                                                 ----------------------    -----------------  --------------- ----------------------


ASSETS
    Total investments, at value
    (Cost $16,319,481 and $9,990,096, respectively $         17,981,374      $     12,804,607  $            -     $     30,785,981
      and $26,309,577 combined)
    Receivables:
       Shares Sold                                             $ 10,223                 6,429               -               16,652
       Interest and dividends                                    23,640                14,947               -               38,587
    Prepaid expenses                                              4,777                 4,338               -                9,115
                                                  ---------------------     -----------------  ---------------  --------------------
Total Assets                                                 18,020,014            12,830,321               -           30,850,335
                                                  ---------------------     -----------------  ---------------  --------------------
LIABILITIES
    Payables:
      Dividends                                                  21,308                10,843      980,584.00  (a)       1,012,735
    Accrued Liabilities:
      Investment advisory fees                                    8,789                 8,287               -               17,076
      Compliance services fees                                    1,697                 2,445               -                4,142
      Trustees' fees and expenses                                    65                    46               -                  111
    Other expenses                                               38,183                34,025               -               72,208
                                                  ---------------------     -----------------  ---------------  --------------------
Total Liabilities                                                70,042                55,646      980,584.00            1,106,272
                                                  ---------------------     -----------------  ---------------  --------------------

NET ASSETS                                         $         17,949,972      $     12,774,675               -     $     29,744,063
                                                  =====================     ================== ===============  ====================


COMPONENTS OF NET ASSETS
    Paid-in capital                                $         16,215,194      $      8,980,238                     $     25,195,432
    Undistributed (distributions in excess of)net                  (709)                 (658)                              (1,367)
     investment income
     Accumulated net realized gain(loss) on                      73,594               980,584        (980,584)(a)           73,594
       investments
     Net unrealized appreciation (depreciation)               1,661,893             2,814,511                            4,476,404
      on investments                              ---------------------     ------------------ ---------------  --------------------
NET ASSETS                                         $         17,949,972      $     12,774,675        (980,584)    $     29,744,063
                                                  =====================     ================== ===============  ====================

SHARES OF BENEFICIAL INTEREST                                 1,375,461               719,385         903,762 (b)        2,279,223

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE(NET
 ASSETS DIVIDED BY SHARES OF BENEFICIAL INTEREST)                $13.05                $17.76                               $13.05

(a) See Note 3.
(b) Reflects the increase in shares outstanding due to the reorganization.

See Notes to Pro Forma Financial Statements.                                                                             Forum Funds

FORUM FUNDS
PRO FORMA STATEMENTS OF OPERATIONS (Unaudited)
FOR THE TWELVE-MONTHS ENDED SEPTEMBER 30, 2006

                                                                                                                  PAYSON TOTAL
                                                         PAYSON                   PAYSON                        RETURN PRO FORMA
                                                    TOTAL RETURN FUND            VALUE FUND     ADJUSTMENTS         COMBINED
                                                 ----------------------    -----------------  --------------- ----------------------
INVESTMENT INCOME
    Dividend income                                $            356,214      $        284,057     $         -     $        640,271
    Interest income                                               1,564                 4,428               -                5,992
                                                  ---------------------     -----------------  ---------------  --------------------
TOTAL INVESTMENT INCOME                                         357,778               288,485               -              646,263
                                                  ---------------------     -----------------  ---------------  --------------------

EXPENSES
    Investment advisory fees                                    108,721               104,781         (35,038) (a)         178,464
    Administration fees                                          36,240                26,196          (7,492) (a)          54,944
    Transfer agency fees                                         66,482                55,422         (76,369) (a)          45,535
    Custodian fees                                                7,203                 5,384          (3,322) (a)           9,265
    Accountant fees                                              43,283                39,294         (43,654) (a)          38,923
    Registration fees                                             7,406                 7,034          (3,940) (a)          10,500
    Legal fees                                                   19,709                19,625         (20,974) (a)          18,360
    Audit fees                                                   26,123                26,206         (26,979) (a)          25,350
    Trustees' fees and expenses                                   1,223                   895            (462) (a)           1,656
    Compliance services fees                                     17,754                14,243          (1,523) (a)          30,474
    Other                                                        34,211                15,757         (23,011) (a)          26,957
                                                  ---------------------     -----------------   ---------------   ------------------
        Total Expenses                                          368,355               314,837        (242,764)             440,428
    Fees waived                                                 (93,429)              (67,737)        161,166  (a)               -
                                                  ---------------------     -----------------   ---------------   ------------------
        Net Expenses                                            274,926               247,100        (81,598)              440,428
                                                  ---------------------     -----------------   ---------------   ------------------
NET INVESTMENT INCOME                                            82,852                41,385         81,598               205,835
                                                  ---------------------     -----------------   ---------------   ------------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized gain (loss) from investments                   758,323             1,185,575              -             1,943,898
    Net change in unrealized appreciation
     (depreciation) of investments                              129,941                20,129              -               150,070
                                                  ---------------------     -----------------   ---------------   ------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                 888,264             1,205,704              -             2,093,968
                                                  ---------------------     -----------------   ---------------  -------------------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $            971,116      $      1,247,089     $   81,598      $      2,299,803
                                                  =====================     =================   ===============  ===================

(a) See Note 3

See Notes to Pro Forma Financial Statements                                                                              Forum Funds

FORUM FUNDS
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS - % OF NET ASSETS (UNAUDITED) SEPTEMBER 30, 2006

                                                                         TOTAL RETURN            VALUE                PRO FORMA
                        FACE/SHARE              SECURITY                     FUND                FUND                  COMBINED
                                                                    --------------------    ----------------    --------------------

                          AMOUNT               DESCRIPTION                   VALUE               VALUE                   VALUE
COMMON STOCKS                                                                 100.0%               98.7%                   102.7%


COMMUNICATIONS                                                                  2.9%                2.2%                     2.7%


                           14,000 Gannett Co., Inc. (b)                      511,470             284,150                  795,620
                                                                    ----------------------------------------------------------------

CONSUMER CYCLICAL                                                              15.2%                9.8%                    13.4%
                           12,000 BJ's Wholesale Club, Inc. (a)              350,160                  -                   350,160
                            8,000 Harley-Davidson, Inc.                      502,000                  -                   502,000
                           25,500 Home Depot, Inc.                           562,185            362,700                   924,885
                            4,500 Nike, Inc., Class B                        394,290                  -                   394,290
                           10,000 Polaris Industries, Inc.                   411,500                  -                   411,500
                           34,000 TJX Cos., Inc.                             504,540            448,480                   953,020
                            6,000 VF Corp.                                         -            437,700                   437,700
                                                                    ----------------------------------------------------------------
                                                                           2,724,675          1,248,880                 3,973,555
                                                                    ----------------------------------------------------------------

CONSUMER STAPLES                                                               15.2%              12.4%                     14.5%
                            4,375 Altria Group, Inc.                         334,906                  -                   334,906
                           16,300 Avon Products, Inc.                        499,758                  -                   499,758
                           18,200 Coca-Cola Co.(b)                           455,736            357,440                   813,176
                            4,700 Johnson Controls, Inc.                     337,178                  -                   337,178
                           14,800 Kimberly-Clark Corp.                       509,808            457,520                   967,328
                            6,000 Procter & Gamble Co.(b)                          -            371,880                   371,880
                           20,100 Wal-Mart Stores, Inc.                      596,772            394,560                   991,332
                                                                    ----------------------------------------------------------------
                                                                           2,734,158          1,581,400                 4,315,558

ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT AND COMPONENTS, EXCEPT                3.7%               3.4%                      3.7%
   COMPUTER EQUIPMENT
                           53,200 Intel Corp.                                662,354            431,970                 1,094,324
                                                                    ----------------------------------------------------------------

ENERGY                                                                         10.2%               9.4%                     10.2%
                           25,700 Chesapeake Energy Corp.                    570,906            173,880                   744,786
                           14,950 Chevron Corp                               645,357            324,300                   969,657
                           15,400 ConocoPhillips                             619,112            297,650                   916,762
                            6,000 Exxon Mobil Corp.                                -            402,600                   402,600
                                                                    ----------------------------------------------------------------
                                                                           1,835,375          1,198,430                 3,033,805
                                                                    ----------------------------------------------------------------

FINANCIAL                                                                       9.2%              15.1%                     12.0%
                            8,800 Allstate Corp.                             552,024                  -                   552,024
                            8,100 American International Group, Inc.         536,706                  -                   536,706
                           21,350 Citigroup, Inc.                            563,755            496,700                 1,060,455
                           10,500 JPMorgan Chase & co                              -            493,080                   493,080
                           10,000 Washington Mutual, Inc.                          -            434,700                   434,700
                           14,000 Wells Fargo & Co.                                -            506,520                   506,520
                                                                    ----------------------------------------------------------------
                                                                           1,652,485          1,931,000                 3,583,485
                                                                    ----------------------------------------------------------------

HEALTH CARE                                                                    11.0%              16.7%                     13.8%
                            3,700 Abbott Laboratories                        179,672                  -                   179,672
                            5,000 Amgen, Inc. (a)(b)                               -            357,650                   357,650
                           40,550 Boston Scientific Corp. (a)                451,834            147,900                   599,734
                           17,000 Johnson & Johnson                          584,460            519,520                 1,103,980
                            3,000 Medtronics                                       -            139,320                   139,320
                            9,000 Merck & Co., Inc.                                -            377,100                   377,100
                           42,400 Pfizer, Inc.                               748,704            453,760                 1,202,464
                            2,000 Zimmer Holdings, Inc. (a)(b)                     -            135,000                   135,000
                                                                    ----------------------------------------------------------------
                                                                           1,964,670          2,130,250                 4,094,920
                                                                    ----------------------------------------------------------------

See Notes to Pro Forma Financial Statements                                                                              Forum Funds

FORUM FUNDS
PRO FORMA COMBINED SCHEDULE OF INVESTMENTS - % OF NET ASSETS (UNAUDITED) SEPTEMBER 30, 2006

                                                                         TOTAL RETURN            VALUE                PRO FORMA
                        FACE/SHARE              SECURITY                     FUND                FUND                  COMBINED
                                                                    --------------------    ----------------    --------------------

                          AMOUNT               DESCRIPTION                   VALUE               VALUE                   VALUE
INDUSTRIALS                                                                    20.3%              15.6%                     18.9%
                           11,700 3M Co.                                     498,614            372,100                   870,714
                           20,000 Ball Corp.                                 485,400            323,600                   809,000
                           11,900 General Dynamics Corp.                     422,853            430,020                   852,873
                           12,000 General Electric Co.(b)                          -            423,600                   423,600
                            9,400 Illinios Tool Works, Inc.                  422,060                  -                   422,060
                           14,400 Ingersoll-Rand Co. Ltd., Class A           546,912                  -                   546,912
                           21,400 Tyco International Ltd.                    598,986                  -                   598,986
                           12,640 United Technologies Corp.                  357,294            443,450                   800,744
                            6,700 USG Corp. (a)                              315,168                  -                   315,168
                                                                    ----------------------------------------------------------------
                                                                           3,647,287          1,992,770                 5,640,057
                                                                    ----------------------------------------------------------------

TECHNOLOGY                                                                     12.3%              14.1%                     13.5%
                           38,700 Cisco Systems, Inc. (a)                    333,500            345,000                   678,500
                           33,700 Dell, Inc. (a)                             541,308            228,400                   769,708
                            4,000 IBM Corp.                                        -            327,760                   327,760
                           32,000 Microsoft Corp.                            546,600            327,960                   874,560
                           31,000 Nokia Corp. ADR                            255,970            354,420                   610,390
                           42,000 Oracle Corp. (a)                           532,200            212,880                   745,080
                                                                    ----------------------------------------------------------------
                                                                           2,209,578          1,796,420                 4,005,998
                                                                    ----------------------------------------------------------------

TOTAL COMMON STOCK (COST $26,061,018)                                     17,942,052         12,595,270                30,537,322
                                                                    ----------------------------------------------------------------

MORTGAGE-BACKED SECURITIES                                                      0.0%
                            5,007 GNMA Pool 394795                             5,142                  -                     5,142
                                                                    ----------------------------------------------------------------

SHORT-TERM INVESTMENTS                                                          0.2%              1.60%                      0.8%
                          243,517 Citibank Money Market Deposit Account       34,180            209,337                   243,517
                                                                    ----------------------------------------------------------------
TOTAL INVESTMENTS - COSTS                                                 16,319,481          9,990,096                26,309,577
TOTAL INVESTMENTS (100.2%)                                               $17,981,374        $12,804,607               $30,785,981
 OTHER ASSETS & LIABILITIES, NET (0.2%)                                     (31,402)           (29,932)               (1,041,918)
                                                                    ----------------------------------------------------------------
NET ASSETS                                                               $17,949,972        $12,774,675               $29,744,063
                                                                    ================================================================

(a) Non-income producing security

(b) Security may be sold post merger for portfolio realignment purposes.


See Notes to Pro Forma Financial Statements                                                                              Forum Funds

FORUM FUNDS
PRO FORMA CAPITALIZATION (UNAUDITED)
SEPTEMBER 30, 2006


The following table sets forth the capitalization of the Payson Total Return Fund and the Payson Value Fund, and indicates the pro forma combined capitalization as of September 30, 2006 as if the reorganization had occurred on that date.


                                                                                                      PAYSON TOTAL RETURN
                                                         PAYSON                   PAYSON                  PRO FORMA
                                                    TOTAL RETURN FUND            VALUE FUND                COMBINED
                                                 ------------------------------------------------------------------------
Net assets                                                     17,949,972              12,774,675 *              29,744,063
Net asset value per share:                                          13.05                   17.76                     13.05
Shares outstanding:                                             1,375,461                 719,385                 2,279,223 **
Shares authorized                                               Unlimited               Unlimited                 Unlimited

* Represents net assets prior to capital gain distribution of $980,584 required to be distributed before the reorganization.

** Reflects the redemption of 719,385 shares of Payson Value Fund in a tax free exchange of net assets of $11,794,091

See Notes to Pro Forma Financial Statements.                                                                  FORUM FUNDS

PRO FORMA FOOTNOTES REGARDING THE REORGANIZATION OF PAYSON VALUE FUND INTO PAYSON TOTAL RETURN
FUND AS OF SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------
NOTE 1. BASIS OF COMBINATION
--------------------------------------------------------------------------------

The accompanying pro forma financial statements are presented to show the effect of the proposed reorganization of Payson Value Fund (the "Value Fund") into Payson Total Return Fund, a series of Forum Trust (the "Total Return Fund"), collectively ("the Funds") as if such reorganization had taken place as of September 30, 2006. Note that the fiscal year-end of Total Return Fund is March
31. For purposes of these pro forma statements, the data for the Value Fund and the Total Return Fund is for the twelve-month period ended September 30, 2006.

Under the terms of the Agreement and Plan of Reorganization, the reorganization of the Value Fund and the Total Return Fund should be treated as a tax free business combination and accordingly will be accounted for by a method of accounting for tax free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Value Fund in exchange for shares of the Total Return Fund at net asset value. The statements of assets and liabilities and the related statements of operations of the Value Fund and the Total Return Fund have been combined using data from the Value Fund and data from the Total Return Fund as of September 30, 2006.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and schedules of investments of the Value Fund and the Total Return Fund and should be read in conjunction with the historical financial statements of each of the Value Fund and the Total Return Fund which have been incorporated by reference into this Statement of Additional Information.


--------------------------------------------------------------------------------
NOTE 2. SHARES OF BENEFICIAL INTEREST
--------------------------------------------------------------------------------

Under the proposed reorganization, the Total Return Fund will receive shares of the Value Fund with an aggregate value equal to the Fund's net assets transferred to the Total Return Fund. Shareholders will receive shares of a comparable class of the Payson Total Return Fund equal in value to aggregate value of the shares of the Value Fund class in which they invest. Accordingly, shareholders of a Fund class will become shareholders of a comparable class of the Total Return Fund.

The pro forma net asset value per share assumes that additional shares of the Total Return Fund would have been issued on September 30, 2006 as a result of the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on net assets of the Fund and the net asset value per share of the Total Return Fund as of September 30, 2006.

--------------------------------------------------------------------------------
NOTE 3. PRO FORMA ADJUSTMENTS
--------------------------------------------------------------------------------

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the Value Fund's and the Total Return Fund's investments. Accordingly, the combined gross investment income is equal to the sum of each of the Value Fund's and the Total Return Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, transfer agency and custody fees of the combined fund and/or any related waivers and reimbursements are based on the fee schedule to be in effect for the Total Return Fund based on the projected average net assets of the Value Fund and the Total Return Fund. The Pro Forma Statement of Assets & Liabilities has been adjusted to reflect the required distribution of accumulated undistributed capital gains on the books of the Value Fund prior to the merger.


--------------------------------------------------------------------------------
NOTE 4. SECURITY VALUATION
--------------------------------------------------------------------------------

Exchange traded securities and over-the-counter securities are valued using the last sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund's pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Any short-term instruments that mature in sixty days or less may be valued at amortized cost.

The Funds value their investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

--------------------------------------------------------------------------------
NOTE 5. FEDERAL TAXES
--------------------------------------------------------------------------------

The Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all their taxable income. In addition, by distributing in each calendar year substantially all their net investment income and capital gains , if any, the Funds will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

                                   FORUM FUNDS
                                   -----------
                                    Form N-14

                            PART C: OTHER INFORMATION
                            -------------------------

Item 15. INDEMNIFICATION
         ---------------

In accordance with Section 3803 of the Delaware Business Trust Act, Section
10.02 of Registrant's Trust Instrument provides as follows:

"10.02. INDEMNIFICATION

(a) Subject to the exceptions and limitations contained in Section (b) below:

     (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

     (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

     (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

     (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

          (A) By the court or other body approving the settlement;

          (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

          (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph
(a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking,
(b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions:
(i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and H.M. Payson & Co. include language similar to the following:

SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

"(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon
(i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

     (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

     (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

Item 16.  Exhibits:
          ---------

     (1) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 to the Registration Statement of the Registrant on Form N-1A via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (2) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 187 to the Registration Statement of the Registrant on Form N-1A via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

     (3)  Voting Trust Agreement - None

     (4) Plan of Reorganization and Termination - filed as Appendix A to the Combined Proxy Statement and Prospectus.

     (5)  Instruments Defining Rights of Security Holders - Sections 2.04 and
          2.07 of Registrant's Trust Instrument as filed in Exhibit 1.

     (6) Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 to the Registration Statement of the Registrant on Form N-1A via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (7) (i) Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 to the Registration Statement of the Registrant on Form N-1A via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

          (ii) Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment No. 195 to the Registration Statement of the Registrant on Form N-1A via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

     (8)  Bonus or Profit Sharing Contracts - none

     (9) Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 to the Registration Statement of the Registrant on Form N-1A via EDGAR on July 29, 2005, accession number 0001275125- 05-000362).

     (10) Rule 12b-1 and 18f-3 Plans - None

     (11) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding the legality of the securities being registered - to be filed

     (12) Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus - to be filed

     (13) (i) Administration Agreement between Registrant and Forum Administrative Services, LLC dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 to the Registration Statement of the Registrant on Form N-1A via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

          (ii) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 to the Registration Statement of the Registrant on Form N-1A via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

          (iii) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 to the Registration Statement of the Registrant on Form N-1A via EDGAR on December 31, 2003, accession number 0001004402-03-000651).


     (14) Consent of Independent Registered Certified Public Accounting Firm (Exhibit incorporated by reference as filed as Exhibit 14 to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

     (15) Not applicable

     (16) Power of Attorney - filed herewith

     (17) (i) Proxy Card (Exhibit incorporated by reference as filed as Exhibit 17(i) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

          (ii) Payson Funds Prospectus (Exhibit incorporated by reference as filed as Exhibit 17(ii) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

          (iii) Payson Funds Statement of Additional Information (Exhibit incorporated by reference as filed as Exhibit 17(iii) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

          (iv) Payson Funds Annual Report to Shareholders for the period ended March 31, 2006 (Exhibit incorporated by reference as filed as Exhibit 17(iv) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

          (v) Payson Funds Semi-Annual Report to Shareholders for the period ended September 30, 2006 (Exhibit incorporated by reference as filed as Exhibit 17(v) to the Registration Statement on Form N-14 via EDGAR on January 5, 2007, accession number 0000898432-07-000025).

          (vi) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 to the Registration Statement of the Registrant on Form N-1A via EDGAR on September 29, 2000, accession number
          0001004402-00-000327).

Item 17. Undertakings
         ------------

          (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

          (3) The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus in a post-effective amendment to this registration statement.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) of the 1933 Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on February 16, 2007.

                                       Forum Funds


                                   By: /s/ Simon D. Collier
                                       ----------------------------------------
                                       Simon D. Collier, President

     Pursuant to the requirements of the 1933 Act, this registration statement been signed below by the following persons in the capacities and on the dates indicated.

(a) Principal Executive Officer
-------------------------------

            /s/ Simon D. Collier
            --------------------
            Simon D. Collier
            President


(b) Principal Financial Officer
-------------------------------

            /s/ Trudance L. Bakke
            ---------------------------
            Trudance L. Bakke
            Principal Financial Officer and Treasurer


(c) A majority of the Trustees
-------------------------------

            /s/ John Y. Keffer*
            ----------------------------------
            John Y. Keffer

            /s/ James C. Cheng*
            ----------------------------------
            James C. Cheng

            /s/ J. Michael Parish*
            ----------------------------------
            J. Michael Parish

            /s/ Costas Azariadis*
            ----------------------------------
            Costas Azariadis

            By: /s/ David M. Whitaker
            ----------------------------------
            David M. Whitaker
            Attorney in fact*

* Pursuant to powers of attorney previously filed as Exhibit (16) to this Registration Statement.

                                   Forum Funds

                                  Exhibit Index
                                  -------------

      (16)   Power of Attorney